         As filed with the Securities and Exchange
               Commission on August 29, 2000

                                          File Nos. 33-34001
                                                    811-6068

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                         FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.

              Post-Effective Amendment No. 18              X

                          and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                          OF 1940

                     Amendment No. 18                      X


           ALLIANCE INSTITUTIONAL RESERVES, INC.
    (Exact Name of Registrant as Specified in Charter)

  1345 Avenue of the Americas, New York, New York  10105
  (Address of Principal Executive Office)     (Zip Code)

         Registrant's Telephone Number, including
                 Area Code:(800) 221-5672


                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York l0105
          (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Alliance
Institutional
Reserves

--------------------------------------------------------------------------------

o Prime Portfolio
o Government Portfolio
o Tax-Free Portfolio
o Treasury Portfolio

Prospectus
Class A Shares
September 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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      Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class A shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfolio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

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                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in each Portfolio, after this summary.

      Objectives: The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities.

      The Portfolios invest primarily in the following money market securities:

      o Prime Portfolio Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, asset-backed securities and high-quality securities of corporate issuers (including adjustable rate securities).

      o Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

      o Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

      o Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, a principal risk of investing in the Tax-Free Portfolio is:

      o Municipal Market Risk This is the risk that special factors, such as political and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the Risk/Return Summary in cludes a table showing the Portfolio's average annual total returns and a bar chart showing the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

      o changes in the Portfolio's performance from year to year over the life of the Portfolio.

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822.

Prime Portfolio

                                PERFORMANCE TABLE

                                                                     Since
                                     1 Year       5 Years        Inception*
--------------------------------------------------------------------------------
                                     5.20%        5.55%          5.45%
--------------------------------------------------------------------------------

*     Inception date: 8/30/90.

[The folowing was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     6.29%   3.98%   3.24%   4.29%   5.97%   5.42%   5.62%   5.54%   5.20%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

                                                               Calender Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ending March 31, 1991) and the lowest return for a quarter was .78% (quarter ending June 30, 1993).

Government Portfolio

                                PERFORMANCE TABLE

                                                                     Since
                                     1 Year       5 Years        Inception**
--------------------------------------------------------------------------------
                                     5.09%        5.44%          4.83%
--------------------------------------------------------------------------------

[The folowing was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     3.82%   3.16%   4.22%   5.85%   5.31%   5.51%   5.42%   5.09%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

                                                               Calender Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .77% (quarter ending September 30, 1993).

Tax-Free Portfolio

                                PERFORMANCE TABLE

                                                                     Since
                                     1 Year       5 Years        Inception**
--------------------------------------------------------------------------------
                                     3.23%        3.56%          3.39%
--------------------------------------------------------------------------------

**    Inception date: 7/22/91.

[The folowing was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     3.37%   2.45%   2.83%   3.87%   3.55%   3.68%   3.47%   3.23%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

                                                               Calender Year End

      During the period shown in the bar chart, the highest return for a quarter was .98% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .56% (quarter ending March 31, 1994).

Treasury Portfolio

                                PERFORMANCE TABLE

                                                      Since
                                     1 Year       Inception***
--------------------------------------------------------------------------------
                                     4.82%        4.90%
--------------------------------------------------------------------------------

***   Inception date: 10/15/98.

[The folowing was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     4.82%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

                                                               Calender Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ending September 30, 1999) and the lowest return for a quarter was 1.12% (quarter ending March 31, 1999).

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                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                              ANNUAL PORTFOLIO OPERATING EXPENSES
                                             -------------------------------------
                                             Prime  Government  Tax-Free  Treasury
                                             -----  ----------  --------  --------
Management Fees ...........................   .20%     .20%       .20%      .20%
Other Expenses ............................   .04%     .07%       .08%      .39%
                                              ---      ---        ---       ---
Total Portfolio Operating Expenses ........   .24%     .27%       .28%      .59%
Expense Reimbursement* ....................  (.04)%   (.07)%     (.08)%    (.39)%
                                              ---      ---        ---       ---
Net Expenses ..............................   .20%     .20%       .20%      .20%

--------------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .20%. This reimbursement extends through the end of the Portfolio's current fiscal year and may be extended by Alliance for additional one year terms.

EXAMPLES**

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                             Prime  Government  Tax-Free  Treasury
                                             -----  ----------  --------  --------
1 Year ....................................   $ 20     $ 20       $ 20      $ 20
3 Years ...................................   $ 73     $ 80       $ 82      $150
5 Years ...................................   $131     $145       $149      $290
10 Years ..................................   $302     $336       $348      $701

--------------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

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    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Prime Portfolio

      The Prime Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

      o high-quality commercial paper (or if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

      The Government Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Government Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

      The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

      The Portfolio will limit its investments so that no more than 20% of its total income is derived from munici pal securities that bear interest subject to the Federal alternative minimum tax.

      Municipal Securities. The Tax-Free Portfolio's investments in municipal securities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenue of a particular facility or a specific excise or other source.

      The Tax-Free Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

      The quality and liquidity of the Tax-Free Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio continuously monitors the credit quality of third-parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Investments. The Tax-Free Portfolio may invest in taxable instruments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

Treasury Portfolio

      The Treasury Portfolio's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with requirements of New Jersey law in order to be an eligible investment for boards of education and other local governmental units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

      The Portfolios' principal risks are interest rate risk and credit risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities (with respect to each Portfolio except the Tax-Free Portfolio). Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

      The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

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                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies, managed by Alliance, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance, for the fiscal year ended April 30, 2000, as a percentage of average daily net assets, .20%.

      Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class A shares of the Portfolios, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities. Financial intermediaries may receive different compensation for selling the Portfolios' Class A shares and Class B and Class C shares, which are not offered in this prospectus.

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                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How the Portfolios Value Their Shares

      Each of the Portfolios' net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 noon, Eastern time.

      To calculate NAV, the Portfolios' assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase a Portfolio's shares directly from Alliance Fund Services, Inc., ("AFS"), by calling (800) 237-5822 and following the procedures below.

      -- After you give AFS the following information, AFS will provide you with an account number:

      a) the name of the account;

      b) the address of the account; and

      c) the taxpayer identification number.

      -- After you receive an account number you may purchase the Portfolio's shares by instructing your bank to wire Federal funds to AFS exactly as follows:

      ABA 0110 0002 8
      State Street Bank and Trust Company
      Boston, MA 02101
      Alliance Institutional Reserves, Inc. -- Prime,
      Government, Tax-Free or Treasury Portfolio
      DDA 9903-279-9
      Your account name
      Your account number

   -- Mail a completed Application Form to:

      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

      The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios reserve the right to vary the minimum investment amounts.

      o Application Form

      -- To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. You also may obtain information about the Form, purchasing shares, or other Fund procedures by calling this number.

      -- If you decide to change instructions or any other information already given on your Application Form, send a written notice to AFS at the address above with your signature guaranteed. Signatures must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934. This would include such institutions as banks and brokerage firms.

      o Subsequent Investments

      You may purchase additional shares in a Portfolio by calling AFS at the number set forth above and:

      -- Instructing your bank to wire Federal funds to AFS under the same procedures as described above for initial purchases; or

      -- Mailing your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc.--Prime, Government, Tax-Free or Treasury Portfolio at the address set forth above.

      If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting AFS at (800) 237-5822. A redemption must include your account name as registered with the Portfolios and the account number. If AFS receives your telephone redemption order by 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon, Eastern time, for the Tax-Free Portfolio, AFS will send the proceeds in Federal funds by wire to your designated bank account that day. If you recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until AFS is reasonably satisfied the check has cleared (which may take up to 15 days).

Other

      Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AFS by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments receive the full dividend for a day if the investor's telephone order is received by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern Time for the Tax-Free Portfolio, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

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                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

      Distributions of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for purposes of the Federal individual and corporate alternative minimum tax.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all its distributions for the year.

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                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      The Portfolios reserve the right to close an account that through redemption is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent accountants, for the fiscal year ended April 30, 2000 and by other independent accountants for periods prior to April 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the SAI, which is available upon request.

                                                                                        PRIME PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                                       Year Ended April 30,
                                                             ----------------------------------------------------------------------
                                                                 2000          1999           1998           1997          1996
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, beginning of year .......................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             -----------    -----------    -----------    -----------   -----------
Income From Investment Operations
Net investment income (a) ................................         .0540          .0518          .0552          .0530         .0560
                                                             -----------    -----------    -----------    -----------   -----------
Less: Dividends
Dividends from net investment income .....................        (.0540)        (.0518)        (.0552)        (.0530)       (.0560)
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, end of year .............................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             ===========    ===========    ===========    ===========   ===========
Total Return
Total investment return based on net asset value (b) .....          5.54%          5.31%          5.68%          5.44%         5.76%
Ratios/Supplemental Data
Net assets, end of year (in millions) ....................   $     1,788    $     1,671    $     1,765    $       867   $       493
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ............           .20%           .20%           .20%           .20%          .20%
  Expenses, before waivers and reimbursements ............           .24%           .24%           .24%           .29%          .32%
  Net investment income (a) ..............................          5.39%          5.16%          5.52%          5.31%         5.54%

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See footnote summary on page 12

                                                                                       GOVERNMENT PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                                       Year Ended April 30,
                                                             ----------------------------------------------------------------------
                                                                 2000          1999           1998           1997          1996
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, beginning of year .......................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             -----------    -----------    -----------    -----------   -----------
Income From Investment Operations
Net investment income (a) ................................         .0527          .0505          .0543          .0519         .0552
                                                             -----------    -----------    -----------    -----------   -----------
Less: Dividends
Dividends from net investment income ..................        (.0527)        (.0505)        (.0543)        (.0519)       (.0552)
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, end of year .............................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             ===========    ===========    ===========    ===========   ===========
Total Return
Total investment return based on net asset value (b) .....          5.40%          5.18%          5.58%          5.33%         5.67%
Ratios/Supplemental Data
Net assets, end of year (in millions) ....................   $       442    $       394    $       275    $       327   $       151
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ............           .20%           .20%           .20%           .20%          .20%
  Expenses, before waivers and reimbursements ............           .27%           .29%           .28%           .35%          .36%
  Net investment income (a) ..............................          5.30%          5.01%          5.43%          5.22%         5.50%

                                                                                        TAX-FREE PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                                       Year Ended April 30,
                                                             ----------------------------------------------------------------------
                                                                 2000          1999           1998           1997          1996
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, beginning of year .......................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             -----------    -----------    -----------    -----------   -----------
Income From Investment Operations
Net investment income (a) ................................         .0342          .0321          .0363          .0347         .0372
                                                             -----------    -----------    -----------    -----------   -----------
Less: Dividends
Dividends from net investment income .....................        (.0342)        (.0321)        (.0363)        (.0347)       (.0372)
                                                             -----------    -----------    -----------    -----------   -----------
Net asset value, end of year .............................   $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                                             ===========    ===========    ===========    ===========   ===========
Total Return
Total investment return based on net asset value (b) .....          3.47%          3.26%          3.70%          3.53%         3.79%
Ratios/Supplemental Data
Net assets, end of year (in millions) ....................   $       407    $       256    $       294    $       183   $       184
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ............           .20%           .20%           .20%           .20%          .20%
  Expenses, before waivers and reimbursements ............           .28%           .28%           .28%           .33%          .48%
  Net investment income (a) ..............................          3.45%          3.22%          3.61%          3.46%         3.73%

--------------------------------------------------------------------------------

See footnote summary on page 12.

                                                       TREASURY PORTFOLIO
                                                     ----------------------
                                                                   June 29,
                                                     Year Ended  1998(c) to
                                                      April 30,   April 30,
                                                        2000        1999
                                                     ----------  ----------

Net asset value, beginning of period ...............   $  1.00     $  1.00
                                                       -------     -------
Income From Investment Operations
Net investment income (a) ..........................     .0504       .0401
                                                       -------     -------
Less: Dividends
Dividends from net investment income ...............    (.0504)     (.0401)
                                                       -------     -------
Net asset value, end of period .....................   $  1.00     $  1.00
                                                       =======     =======
Total Return
Total investment return based on net asset value (b)      5.15%       4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $     4     $     4
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......       .20%        .20%(d)
  Expenses, before waivers and reimbursements ......       .59%       1.42%(d)
  Net investment income (a) ........................      5.03%       4.82%(d)

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)

The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:                 c/o Alliance Fund Services, Inc.
                         P.O. Box 1520,
                         Secaucus, New Jersey 07096

By phone:                For Information and Literature:
                         (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:               at the Securities and Exchange
                         Commission's Public Reference
                         Room in Washington, D.C.

By phone:                (800) SEC-0330 (for information on the
                         operation of the public reference room only)

By mail:                 Public Reference Section
                         Securities and Exchange Commission
                         Washington, DC 20549-6009
                         (duplicating fee required)

By electronic mail:      publicinfo@sec.gov
                         (duplicating fee required)

On the Internet:         www.sec.gov

You may also find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.

--------------------------------------------------------------------------------

Table of Contents
-----------------

RISK/RETURN SUMMARY .......................................................    2
  Performance and Bar Chart Information ...................................    2
FEES AND EXPENSES OF THE PORTFOLIOS .......................................    4
OTHER INFORMATION ABOUT THE PORTFOLIOS'
  OBJECTIVES, STRATEGIES, AND RISKS .......................................    5
  Investment Objectives and Strategies ....................................    5
  Prime Portfolio .........................................................    5
  Government Portfolio ....................................................    5
  Tax-Free Portfolio ......................................................    5
  Treasury Portfolio ......................................................    6
  Risk Considerations .....................................................    6
MANAGEMENT OF THE PORTFOLIOS ..............................................    7
PURCHASE AND SALE OF SHARES ...............................................    7
  How The Portfolios Value Their Shares ...................................    7
  How To Buy Shares .......................................................    8
  How To Sell Shares ......................................................    8
  Other ................................................................    9
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................    9
GENERAL INFORMATION .......................................................    9
FINANCIAL HIGHLIGHTS ......................................................   10

--------------------------------------------------------------------------------

                                                               File No. 811-6068

--------------------------------------------------------------------------------

Alliance
Institutional
Reserves

--------------------------------------------------------------------------------

o Prime Portfolio
o Government Portfolio
o Tax-Free Portfolio
o Treasury Portfolio

Prospectus
Class B Shares
September 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class B shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfolio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in each Portfolio, after this summary.

      Objectives: The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities.

      The Portfolios invest primarily in the following money market securities:

      o Prime Portfolio Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, asset-backed securities and high-quality securities of corporate issuers (including adjustable rate securities).

      o Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

      o Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

      o Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, a principal risk of investing in the Tax-Free Portfolio is:

      o Municipal Market Risk This is the risk that special factors, such as political and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the Risk/Return Summary includes a table showing the Portfolio's average annual total returns and a bar chart showing the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for one year and the life of the Portfolio; and

      o changes in the Portfolio's performance from year to year over the life of the Portfolio.

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822 or your financial intermediary.

Prime Portfolio

                                PERFORMANCE TABLE

                                                                Since
                                                     1 Year     Inception*
--------------------------------------------------------------------------------
                                                     5.10%      5.14%
--------------------------------------------------------------------------------

*     Inception date: 8/14/98.

[The following was represented as a bar chart in the printed material.]

                                   BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     5.10%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

      During the period shown in the bar chart, the highest return for a quarter was 1.36% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.18% (quarter ending June 30, 1999).

Government Portfolio

                                PERFORMANCE TABLE

                                                                Since
                                                     1 Year     Inception**
--------------------------------------------------------------------------------
                                                     5.06%      5.07%
--------------------------------------------------------------------------------

**    Inception date: 8/7/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     5.06%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

      During the period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.17% (quarter ending March 31, 1999).

Tax-Free Portfolio

                                PERFORMANCE TABLE

                                                                Since
                                                     1 Year     Inception***
--------------------------------------------------------------------------------
                                                     3.13%      3.15%
--------------------------------------------------------------------------------

***   Inception date: 8/17/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     3.13%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

      During the period shown in the bar chart, the highest return for a quarter was .88% (quarter ending December 31, 1999) and the lowest return for a quarter was .67% (quarter ending March 31, 1999).

Treasury Portfolio

                                PERFORMANCE TABLE

                                                                Since
                                                     1 Year     Inception****
--------------------------------------------------------------------------------
                                                     4.54%      4.54%
--------------------------------------------------------------------------------

****  Inception date: 12/31/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     4.54%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99

      During the period shown in the bar chart, the highest return for a quarter was 1.25% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.11% (quarter ending June 30, 1999).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                                              ANNUAL PORTFOLIO OPERATING EXPENSES
----------------------------------------

                                        Prime    Government  Tax-Free   Treasury
                                        -----    ----------  --------   --------
      Management Fees................      .20%       .20%       .20%       .20%
      Distribution (12b-1) Fees......      .10%       .10%       .10%       .10%
      Other Expenses................       .04%       .07%       .07%       .17%
                                           ----       ----       ----       ----
      Total Portfolio Operating Expenses.  .34%       .37%       .37%       .47%
      Expense Reimbursement*.........     (.04)%     (.07)%     (.07)%    (.17)%
                                          ----       ----       ----       ----
      Net Expenses....................     .30%       .30%       .30%       .30%

-------------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .30%. This reimbursement extends through the end of the Portfolio's current fiscal year and may be extended by Alliance for additional one year terms.

EXAMPLES**

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                        Prime    Government  Tax-Free   Treasury
                                        -----    ----------  --------   --------
      1 Year............................$ 31        $ 31       $ 31       $ 31
      3 Years...........................$105        $112       $112       $134
      5 Years...........................$187        $201       $201       $246
      10 Years......................... $427        $461       $461       $575

-------------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Prime Portfolio

      The Prime Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

      o high-quality commercial paper (or if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

      The Government Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Government Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

      The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

      The Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the Federal alternative minimum tax.

      Municipal Securities. The Tax-Free Portfolio's investments in municipal securities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      The Tax-Free Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

      The quality and liquidity of the Tax-Free Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio continuously monitors the credit quality of third parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Investments. The Tax-Free Portfolio may invest in taxable instruments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

Treasury Portfolio

      The Treasury Portfolio's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with requirements of New Jersey law in order to be an eligible investment for boards of education and other local governmental units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

      The Portfolios' principal risks are interest rate risk and credit risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities (with respect to each Portfolio except the Tax-Free Portfolio). Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

      The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies, managed by Alliance, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance, for the fiscal year ended April 30, 2000, as a percentage of average daily net assets, .20%.

      Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class B shares of the Portfolios, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Portfolios Value Their Shares

      Each of the Portfolios' net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 Noon, Eastern time.

      To calculate NAV, the Portfolios' assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase Class B shares through your financial intermediary by instructing the intermediary to invest in one or more of the Portfolios.

      The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios reserve the right to vary the minimum amounts.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft pay able to your financial intermediary, who will deposit it into the Portfolio(s). Please designate the appropriate Portfolio and indicate your brokerage account number, if applicable, on the check or draft.

      By Sweep:

      Your financial intermediary may offer an automatic "sweep" for the Portfolio in the operation of brokerage cash accounts for its customers. Contact your financial intermediary to determine if a sweep is available and what the sweep parameters are.

      If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If your redemption request is received by Alliance Fund Services, Inc. ("AFS") prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon, Eastern time, for the Tax-Free Portfolio, your redemption proceeds normally will be wired the same business day. If you recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check has cleared (which may take up to 15 days).

      If your financial intermediary offers an automatic sweep arrangement, you also may redeem your shares by sweep. The sweep will automatically transfer from your Portfolio account sufficient amounts to cover security purchases in your brokerage account.

Other

      Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AFS by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments receive the full dividend for a day if the investor's telephone order is received by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern Time for the Tax-Free Portfolio, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermedi-aries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

      Distributions of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for purposes of the Federal individual and corporate alternative minimum tax.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all its distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under SEC Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of each Portfolio's Class B shares. The amount of these fees for the Portfolios' Class B shares is .10% as a percentage of aggregate average daily net assets. Because these fees are paid out of the Portfolios' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Financial intermediaries may receive different compensation for selling the Portfolios' Class B shares and Class A and Class C shares, which are not offered in this prospectus.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      The Portfolios reserve the right to close an account that through redemption is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the period of its operations. Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Port folios' independent accountants, for the fiscal year ended April 30, 2000 and by other independent accountants for periods prior to April 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the SAI, which is available upon request.

                                                            PRIME PORTFOLIO
                                                     ---------------------------
                                                         Year         August 14,
                                                         Ended        1998(c) to
                                                       April 30,       April 30,
                                                         2000            1999
                                                     -----------     -----------
Net asset value, beginning of period ............... $      1.00     $      1.00
                                                     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................       .0530           .0358
                                                     -----------     -----------
Less: Dividends
Dividends from net investment income ...............     (.0530)         (.0358)
                                                     -----------     -----------
Net asset value, end of period ..................... $      1.00     $      1.00
                                                     ===========     ===========
Total Return
Total investment return based on net asset value (b)       5.44%           3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............ $     1,871     $       536
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....     .30%            .30%(d)
   Expenses, before waivers and reimbursements .....     .34%            .36%(d)
   Net investment income (a) .......................    5.44%           4.82%(d)

                                                               GOVERNMENT
                                                                PORTFOLIO
                                                     ---------------------------
                                                         Year          August 7,
                                                         Ended        1998(c) to
                                                      April 30,       April 30,
                                                         2000            1999
                                                     -----------     -----------
Net asset value, beginning of period ............... $      1.00     $      1.00
                                                     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................       .0516           .0361
                                                     -----------     -----------
Less: Dividends
Dividends from net investment income ...............     (.0516)         (.0361)
                                                     -----------     -----------
Net asset value, end of period ..................   $    1.00     $      1.00
                                                     ===========     ===========
Total Return
Total investment return based on net asset value (b)       5.29%           3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............ $       198     $       136
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        .30%         .30%(d)
   Expenses, before waivers and reimbursements .....        .37%         .41%(d)
   Net investment income (a) .......................       5.19%        4.73%(d)

--------------------------------------------------------------------------------

See footnote summary on page 11.

                                                          TAX-FREE PORTFOLIO
                                                       -----------------------
                                                         Year        August 17,
                                                         Ended       1998(c) to
                                                       April 30,      April 30,
                                                         2000           1999
                                                       ---------     ---------
Net asset value, beginning of period ...............   $    1.00     $    1.00
                                                       ---------     ---------
Income From Investment Operations
Net investment income (a) ..........................       .0333         .0210
                                                       ---------     ---------
Less: Dividends
Dividends from net investment income ...............      (.0333)       (.0210)
                                                       ---------     ---------
Net asset value, end of period .....................   $    1.00     $    1.00
                                                       =========     =========
Total Return
Total investment return based on net asset value (b)        3.37%         2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $     375     $     193
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....       .30%          .30%(d)
   Expenses, before waivers and reimbursements .....       .37%          .42%(d)
   Net investment income (a) .......................      3.37%         2.88%(d)

                                                          TREASURY PORTFOLIO
                                                       -----------------------
                                                          Year      December 31,
                                                          Ended      1998(c) to
                                                        April 30,     April 30,
                                                          2000          1999
                                                       ---------     ---------
Net asset value, beginning of period ...............   $    1.00     $    1.00
                                                       ---------     ---------
Income From Investment Operations
Net investment income (a) ..........................       .0494         .0143
                                                       ---------     ---------
Less: Dividends
Dividends from net investment income ...............      (.0494)       (.0143)
                                                       ---------     ---------
Net asset value, end of period ..................      $    1.00     $    1.00
                                                       =========     =========
Total Return
Total investment return based on net asset value (b)        5.05%         1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    85     $        15
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....       .30%          .30%(d)
   Expenses, before waivers and reimbursements .....       .47%         1.08%(d)
   Net investment income (a) .......................      5.04%         4.42%(d)

------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

                      (This page left intentionally blank.)

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)

The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:        c/o Alliance Fund Services, Inc.
                P.O. Box 1520, Secaucus, NJ 07096

By phone:       For Information and Literature:
                (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:              at the Securities and Exchange
                        Commission's Public Reference
                        Room in Washington, D.C.
By phone:               (800) SEC-0330 (for information on the
                        operation of the public reference room only)
By mail:                Public Reference Section
                        Securities and Exchange Commission
                        Washington, DC 20549-6009
                        (duplicating fee required)
By electronic mail:     publicinfo@sec.gov
                        (duplicating fee required)
On the Internet:        www.sec.gov

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.

--------------------------------------------------------------------------------

Table of Contents
-----------------

RISK/RETURN SUMMARY .......................................................    2
   Performance and Bar Chart Information ..................................    2
FEES AND EXPENSES OF THE PORTFOLIOS .......................................    4
OTHER INFORMATION ABOUT THE PORTFOLIOS'
   OBJECTIVES, STRATEGIES, AND RISKS ......................................    5
   Investment Objectives and Strategies ...................................    5
   Prime Portfolio ........................................................    5
   Government Portfolio ...................................................    5
   Tax-Free Portfolio ..................................................    5
   Treasury Portfolio .....................................................    6
   Risk Considerations ....................................................    6
MANAGEMENT OF THE PORTFOLIOS ..............................................    7
PURCHASE AND SALE OF SHARES ...............................................    7
   How The Portfolios Value Their Shares ..................................    7
   How To Buy Shares ......................................................    8
   How To Sell Shares .....................................................    8
   Other ..................................................................    8
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................    9
DISTRIBUTION ARRANGEMENTS .................................................    9
GENERAL INFORMATION .......................................................    9
FINANCIAL HIGHLIGHTS ......................................................   10

--------------------------------------------------------------------------------

                                                               File No. 811-6068

--------------------------------------------------------------------------------

Alliance
Institutional
Reserves

--------------------------------------------------------------------------------

o Prime Portfolio
o Government Portfolio
o Tax-Free Portfolio
o Treasury Portfolio

Prospectus
Class C Shares
September 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

      Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class C shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfolio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in each Portfolio, after this summary.

      Objectives: The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities.

      The Portfolios invest primarily in the following money market securities:

      o Prime Portfolio Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, asset-backed securities and high-quality securities of corporate issuers (including adjustable rate securities).

      o Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

      o Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

      o Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, a principal risk of investing in the Tax-Free Portfolio is:

      o Municipal Market Risk This is the risk that special factors, such as political and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the Risk/Return Summary in cludes a table showing the Portfolio's average annual total returns and a bar chart showing the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for one year and the life of the Portfolio; and

      o changes in the Portfolio's performance from year to year over the life of the Portfolio.

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822 or your financial intermediary.

Prime Portfolio

                                PERFORMANCE TABLE

                                                                    Since
                                                     1 Year     Inception*
--------------------------------------------------------------------------------
                                                      4.94%         5.03%
--------------------------------------------------------------------------------

* Inception date: 7/13/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     4.94%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99
                                                               Calendar Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.14% (quarter ending June 30, 1999).

Government Portfolio

                                PERFORMANCE TABLE

                                                                    Since
                                                     1 Year     Inception**
--------------------------------------------------------------------------------
                                                      4.86%         4.84%
--------------------------------------------------------------------------------

** Inception date: 10/21/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     4.86%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99
                                                               Calendar Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.13% (quarter ending March 31, 1999).

Tax-Free Portfolio

                                PERFORMANCE TABLE

                                                                    Since
                                                     1 Year     Inception***
--------------------------------------------------------------------------------
                                                      2.97%         3.01%
--------------------------------------------------------------------------------

*** Inception date: 9/8/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     2.97%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99
                                                               Calendar Year End

      During the period shown in the bar chart, the highest return for a quarter was .84% (quarter ending December 31, 1999) and the lowest return for a quarter was .63% (quarter ending March 31, 1999).

Treasury Portfolio

                                PERFORMANCE TABLE

                                                                    Since
                                                     1 Year     Inception****
--------------------------------------------------------------------------------
                                                      4.55%         4.55%
--------------------------------------------------------------------------------

**** Inception date: 10/15/98.

[The following was represented as a bar chart in the printed material.]

                                    BAR CHART

n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a     4.55%
--------------------------------------------------------------------------------
90      91      92      93      94      95      96      97      98      99
                                                               Calendar Year End

      During the period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ending December 31, 1999) and the lowest return for a quarter was 1.06% (quarter ending March 31, 1999).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                            ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  ----------------------------------------------------------
                                                  Prime          Government       Tax-Free          Treasury
                                                  -----          ----------       --------          --------
      Management Fees ........................     .20%             .20%             .20%             .20%
      Distribution (12b-1) Fees ..............     .25%             .25%             .25%             .25%
      Other Expenses .........................     .05%             .07%             .06%             .11%
                                                  ----             ----             ----             ----
      Total Portfolio Operating Expenses .....     .50%             .52%             .51%             .56%
      Expense Reimbursement* .................    (.05)%           (.07)%           (.06)%           (.11)%
                                                  ----             ----             ----             ----
      Net Expenses ...........................     .45%             .45%             .45%             .45%

----------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .20%. This reimbursement extends through the end of the Portfolio's current fiscal year and may be extended by Alliance for additional one year terms.

EXAMPLES**

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                      Prime    Government   Tax-Free    Treasury
                                      -----    ----------   --------    --------
      1 Year........................   $ 46       $ 46        $ 46        $ 46
      3 Years.......................   $155       $160        $158        $168
      5 Years.......................   $275       $284        $279        $302
      10 Years......................   $623       $646        $635        $691

----------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

--------------------------------------------------------------------------------
   OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Prime Portfolio

      The Prime Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

      o high-quality commercial paper (or if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

      The Government Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Government Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

      The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

      The Portfolio will limit its investments so that no more than 20% of its total income is derived from munici pal securities that bear interest subject to the Federal alternative minimum tax.

      Municipal Securities. The Tax-Free Portfolio's investments in municipal securities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenue of a particular facility or a specific excise or other source.

      The Tax-Free Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

      The quality and liquidity of the Tax-Free Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio continuously monitors the credit quality of third-parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Investments. The Tax-Free Portfolio may invest in taxable instruments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

Treasury Portfolio

      The Treasury Portfolio's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities.

      As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with requirements of New Jersey law in order to be an eligible investment for boards of education and other local governmental units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

      The Portfolios' principal risks are interest rate risk and credit risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Port folios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities (with respect to each Portfolio except the Tax-Free Portfolio). Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

      The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies, managed by Alliance, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance, for the fiscal year ended April 30, 2000, as a percentage of average daily net assets, .20%.

      Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class C shares of the Portfolios, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How the Portfolios Value Their Shares

      Each of the Portfolios' net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 Noon, Eastern time.

      To calculate NAV, the Portfolios' assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase Class C shares through your financial intermediary by instructing the intermediary to invest in one or more of the Portfolios.

      The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios reserve the right to vary the minimum investment amounts.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft payable to your financial intermediary, who will deposit it into the Portfolio(s). Please designate the appropriate Portfolio and indicate your brokerage account number, if applicable, on the check or draft.

      By Sweep:

      Your financial intermediary may offer an automatic "sweep" for the Portfolio in the operation of brokerage cash accounts for its customers. Contact your financial intermediary to determine if a sweep is available and what the sweep parameters are.

      If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If you recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check has cleared (which may take up to 15 days).

      You also may redeem your shares:

      o By Sweep:

      If your financial intermediary offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover security purchases in your brokerage account.

      o By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial intermediary. If you wish to establish this checkwriting service subsequent to the opening of your Portfolio account, contact your financial intermediary. There is no charge for this service, except that State Street Bank will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You can not write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AFS by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments receive the full dividend for a day if the investor's telephone order is received by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern

Time for the Tax-Free Portfolio, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

      Distributions of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for purposes of the Federal individual and corporate alternative minimum tax.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all its distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under SEC Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of each Portfolio's Class C shares. The amount of these fees for the Portfolios' Class C shares is .25% as a percentage of aggregate average daily net assets. Because these fees are paid out of the Portfolios' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Financial intermediaries may receive different compensation for selling the Portfolios' Class C shares and Class A and B shares, which are not offered in this prospectus.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      The Portfolios reserve the right to close an account that through redemption is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the period of its operations. Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent accountants, for the fiscal year ended April 30, 2000 and by other independent accountants for periods prior to April 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the SAI, which is available upon request.

                                                                       PRIME PORTFOLIO
                                                                 ---------------------------
                                                                                   July 13,
                                                                 Year Ended       1998(c) to
                                                                  April 30,        April 30,
                                                                    2000             1999
                                                                 ----------       ----------
Net asset value, beginning of period .......................       $  1.00         $  1.00
                                                                   -------         -------
Income From Investment Operations
Net investment income (a) ..................................         .0515           .0392
                                                                   -------         -------
Less: Dividends
Dividends from net investment income .......................        (.0515)         (.0392)
                                                                   -------         -------
Net asset value, end of period .............................       $  1.00         $  1.00
                                                                   =======         =======
Total Return
Total investment return based on net asset value (b) .......          5.28%           3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................          $155             $38
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ..............           .45%            .45(d)%
  Expenses, before waivers and reimbursements ..............           .50%            .51(d)%
  Net investment income (a) ................................          5.29%           4.70(d)%

                                                                     GOVERNMENT PORTFOLIO
                                                                 ---------------------------
                                                                                 October 21,
                                                                 Year Ended      1998(c) to
                                                                  April 30,       April 30,
                                                                    2000            1999
                                                                 ----------      ----------
Net asset value, beginning of period .......................       $  1.00         $  1.00
                                                                   -------         -------
Income From Investment Operations
Net investment income (a) ..................................         .0502           .0243
                                                                   -------         -------
Less: Dividends
Dividends from net investment income .......................        (.0502)         (.0243)
                                                                   -------         -------
Net asset value, end of period .............................       $  1.00         $  1.00
                                                                   =======         =======
Total Return
Total investment return based on net asset value (b) .......          5.14%           2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................           $16              $3
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ..............           .45%            .45(d)%
  Expenses, before waivers and reimbursements ..............           .52%            .56(d)%
  Net investment income (a) ................................          5.11%           4.55(d)%

--------------------------------------------------------------------------------

See footnote summary on page 11.

                                                                      TAX-FREE PORTFOLIO
                                                                 ---------------------------
                                                                                September 8,
                                                                 Year Ended      1998(c) to
                                                                  April 30,       April 30,
                                                                    2000            1999
                                                                 ----------      ----------
Net asset value, beginning of period .......................       $  1.00         $  1.00
                                                                   -------         -------
Income From Investment Operations
Net investment income (a) ..................................         .0318           .0184
                                                                   -------         -------
Less: Dividends
Dividends from net investment income .......................        (.0318)         (.0184)
                                                                   -------         -------
Net asset value, end of period .............................       $  1.00         $  1.00
                                                                   -------         -------
Total Return
Total investment return based on net asset value (b) .......          3.22%           1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................           $49              $2
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ..............           .45%            .45(d)%
  Expenses, before waivers and reimbursements ..............           .51%            .57(d)%
  Net investment income (a) ................................          3.23%           2.69(d)%

                                                                     TREASURY PORTFOLIO
                                                                 ---------------------------
                                                                                 October 15,
                                                                 Year Ended      1998(c) to
                                                                  April 30,       April 30,
                                                                    2000            1999
                                                                 ----------      ----------
Net asset value, beginning of period .......................       $  1.00         $  1.00
                                                                   -------         -------
Income From Investment Operations
Net investment income (a) ..................................         .0479           .0248
                                                                   -------         -------
Less: Dividends
Dividends from net investment income .......................        (.0479)         (.0248)
                                                                   -------         -------
Net asset value, end of period .............................       $  1.00         $  1.00
                                                                   =======         =======
Total Return
Total investment return based on net asset value (b) .......          4.89%           2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................          $350             $33
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ..............           .45%            .45(d)%
  Expenses, before waivers and reimbursements ..............           .56%            .99(d)%
  Net investment income (a) ................................          5.06%           4.27(d)%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

                      (This page left intentionally blank.)

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)

The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this prospectus. You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:                c/o Alliance Fund Services, Inc.
                        P.O. Box 1520, Secaucus, NJ 07096

By phone:               For Information and Literature:
                        (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:              at the Securities and Exchange
                        Commission's Public Reference
                        Room in Washington, D.C.

By phone:               (800) SEC-0330 (for information on the
                        operation of the public reference room only)

By mail:                Public Reference Section
                        Securities and Exchange Commission
                        Washington, DC 20549-6009
                        (duplicating fee required)

By electronic mail:     publicinfo@sec.gov
                        (duplicating fee required)

On the Internet:        www.sec.gov

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.

--------------------------------------------------------------------------------
Table of Contents
-----------------
RISK/RETURN SUMMARY ........................................................   2
  Performance and Bar Chart Information ....................................   2
FEES AND EXPENSES OF THE PORTFOLIOS ........................................   4
OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS ..   5
  Investment Objectives and Strategies .....................................   5
  Prime Portfolio ..........................................................   5
  Government Portfolio .....................................................   5
  Tax-Free Portfolio .......................................................   5
  Treasury Portfolio .......................................................   6
  Risk Considerations ......................................................   6
MANAGEMENT OF THE PORTFOLIOS ...............................................   7
PURCHASE AND SALE OF SHARES ................................................   7
  How The Portfolios Value Their Shares ....................................   7
  How To Buy Shares ........................................................   8
  How To Sell Shares .......................................................   8
  Other ....................................................................   8
DIVIDENDS, DISTRIBUTIONS AND TAXES .........................................   9
DISTRIBUTION ARRANGEMENTS ..................................................   9
GENERAL INFORMATION ........................................................   9
FINANCIAL HIGHLIGHTS .......................................................  10
--------------------------------------------------------------------------------

                                                               File No. 811-6068

[LOGO]                 ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            -Prime Portfolio
                                       -Government Portfolio
                                         -Tax-Free Portfolio
                                         -Treasury Portfolio
____________________________________________________________

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
____________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION


                     September 1, 2000

___________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectuses dated September 1, 2000 (the "Prospectus") which describe the Class A, Class B and Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.



                     TABLE OF CONTENTS

                                                        Page


The Fund..............................................
Investment Objectives and Policies....................
Investment Restrictions ..............................
Management............................................
Expenses of the Fund..................................
Purchase and Redemption of Shares.....................
Daily Dividends-Determination of Net Asset Value......
Taxes.................................................
General Information...................................
Financial Statements and Report of Independent
  Accountants.........................................
Appendix A - Commercial Paper and Bond Ratings........
Appendix B - Description of Municipal Securities......

___________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

                         THE FUND
____________________________________________________________

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, each of which is diversified (collectively, the "Portfolios"), are described by the Prospectus which supplements this Statement of Additional Information. An additional portfolio of the Fund, the Trust Portfolio, is described in a separate prospectus and statement of additional information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

____________________________________________________________

            INVESTMENT OBJECTIVES AND POLICIES
____________________________________________________________

    The investment objectives of each Portfolio are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each of the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities, all of which, at the time of investment, have remaining maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). The Treasury Portfolio, as a non-fundamental policy, pursues its objectives by investing in the following investments diversified by maturities not exceeding 397 days: issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds and repurchase agreements with respect to those instruments. The Fund may in the future establish additional portfolios which may have different investment objectives. As is true with all investment companies, there can be no assurance that any of the Portfolio's objectives will be achieved.

                          General

    Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

    Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Portfolios invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

    Under Rule 2a-7 the Prime, Government, Tax-Free and Treasury Portfolios, as applicable, may not invest more than five percent of their respective assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. Government securities are also considered to be first tier securities. In addition, the Prime Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Prime Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). The second tier security restriction applies to the Tax-Free Portfolio with respect to its investment in the "conduit" securities of second tier issuers. A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

                      Prime Portfolio


    The Prime Portfolio's investments may include the following, diversified by maturities and issuers:


    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Portfolio may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of Funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain Funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of Funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    3. Commercial paper, including funding agreements and variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies. For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see below, "Additional Investment Policies".

    The Portfolio may invest up to 5% of its net assets in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests having remaining maturities not exceeding 397 days in loans extended by banks to U.S. and foreign companies. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

    The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

    When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

    The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

    4. Fully Collateralized Repurchase Agreements. For a description of repurchase agreements, see below, "Additional
Investment Policies - Repurchase Agreements."

    The Portfolio may make investments in certificates of deposit, bankers' acceptances and interest-bearing saving deposits issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case specified in paragraph 2 above, and commercial paper issued by foreign companies meeting the rating criteria specified in paragraph 3 above. To the extent that the Portfolio invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation.
Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Prime Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Prime Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. The Portfolio also may invest in short-term obligations of insurance companies, sometimes referred to as funding agreements. These arrangements are direct obligations of insurance companies and are not traded. Where these types of obligations are not secured by letters of credit or other credit support arrangements, the Prime Portfolio's right to redeem is dependent on the ability of the borrower or insurance company to pay principal and interest on demand.

    The Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares as defined below. Except as otherwise provided, the investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Government Portfolio

    The Government Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding one year (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7).

    As a matter of operating policy which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.


    The Government Portfolio's investments may include the following:


    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks,

Federal National Mortgage Association and Tennessee Valley
Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Floating and Variable Rate Obligations. The Portfolio may also purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

                    Tax-Free Portfolio

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7), as opposed to taxable investments described below. Normally, substantially all of its income will be tax-exempt as described below.

    To the extent consistent with its other objectives, the Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities.
Such income may be subject to state or local income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes.
The municipal securities in which the Portfolio invests include those obligations which at the time of purchase:

    1. are backed by the full faith and credit of the United States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by Standard
         & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser; or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser. (See Appendix B for a description of municipal securities and Appendix A for a description of these ratings.)

    The Portfolio will not invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues may provide somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-subject bonds. AMT-subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although the Portfolio expects to be largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of one year (which maturities may extend to 397 days pursuant to Rule 2a-7, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7) or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio include those described below:

    1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
         Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by Standard & Poor's or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by Standard & Poor's, or Aa or higher by Moody's.
         (See Appendix A for description of these ratings.)

    The Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."


Adjustable Rate Obligations

    The interest rate payable on certain municipal securities in which the Portfolio may invest, called "adjustable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on an adjustable rate municipal security is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount and accrued interest of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount and accrued interest prior to maturity. The main benefit of an adjustable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of adjustable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letter of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.


    Adjustable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will generally do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Portfolio follows Rule 2a-7 with respect to its investments in adjustable rate instruments supported by letters of credit and participation interests.


    The Portfolio will not purchase participation interests in adjustable rate industrial development bonds unless the interest earned by the Portfolio from the bonds in which it holds participation interests is considered to be exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of adjustable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.


Standby Commitments

    The Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

    The acquisition of a standby commitment does not affect the valuation or maturity of underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities. The Portfolio does not currently intend to invest more than 5% of its net assets in standby commitments in the coming year.

General

    Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Commission, although there have been proposals which would require registration in the future.

    After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sales of such security by the Portfolio, but the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security, pursuant to Rule 2a-7. To the extent that the ratings given by Moody's or Standard & Poor's may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.

    Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal securities may be materially affected.

    Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote.
However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                    Treasury Portfolio

    The Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding 397 days:

    1. Issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds. Such issues are supported by the full faith and credit of the U.S. Treasury.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Reverse Repurchase Agreements. While the Portfolio has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

    When-Issued Securities. For a description of when-issued securities, see below, "Additional Investment
Policies - When-Issued Securities".

    Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

    Except as otherwise provided, the Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors of the Fund without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders. There can be no assurance, as is true with all investment companies, that the Portfolio's objectives will be achieved.

              Additional Investment Policies

    The following investment policies supplement those set forth above for each Portfolio. Except as otherwise indicated below, such additional policies apply to all Portfolios.

Repurchase Agreements


    A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, each Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of a Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.


Reverse Repurchase Agreements

    Each Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

When-Issued Securities

    Certain issues that the Portfolios are permitted to purchase are offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but each Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by that Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Illiquid Securities and Restricted Securities

    None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale (except as described below) and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.

    Following the purchase of a restricted security by a Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

Senior Securities

    None of the Portfolios will issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

General


    While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally invest in the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments may decrease during periods of rising interest rates and to increase during intervals of falling rates. These changes in value are usually smaller for short-term securities than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that changes in interest rates would change the value of your investment.

____________________________________________________________

                  INVESTMENT RESTRICTIONS
____________________________________________________________

    Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of that restriction.

Prime Portfolio

    The Portfolio may not:

    1.   purchase any security which has a maturity date
more than one year1 from the date of the Portfolio's
purchase;
____________________

1. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

    2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;


    3. invest more than 5% of its assets in the securities of any one issuer2 (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation;


    4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in an aggregate amount not to exceed 15% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they
____________________

2. As a matter of operating policy, pursuant to Rule 2a-7, the Prime Portfolio will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Portfolio's assets;

    7. make loans, provided that the Portfolio may purchase money market securities and enter into repurchase agreements;

    8. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; or

    9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and employees of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Government Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year3 from the date of the Portfolio's purchase;

    2. purchase securities other than marketable obligations of, or guaranteed by, the United States
Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

    3. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments or with any one seller if, as a result thereof, more than 5% of the Portfolio's assets would be invested in repurchase agreements purchased from such seller;and may not enter into any reverse repurchase agreements if, as a result thereof, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's assets;

    4. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    5. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    6. make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2

____________________

3. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

above and enter into repurchase agreements with respect thereto;

    7.   act as an underwriter of securities; or

    8. invest more than 25% of its total assets in securities of a single issuer, or in securities of issuers in any single industry, except that these restrictions do not apply to securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities or other U.S
Government securities.

Tax-Free Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year4 from the date of the Portfolio's purchase;

    2. invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

    3. invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects;


____________________

4. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

    4. invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets it may invest not more than 10% of such total assets in the securities of any one issuer.5 For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

    5. purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    6. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    7. pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, the Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of the Portfolio are being sold in those states;
____________________

5. As a matter of operating policy, pursuant to Rule 2a-7, the Tax-Free Portfolio will invest no more than 5% of its assets in the securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25%
    (subject to the Fund's limitation of not investing more than 10% per issuer) of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days.
    Fundamental policy number (4) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

    8. make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

    9. enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments, or (ii) with a particular vendor6 if immediately thereafter more than 5% of the Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

    10. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and directors of the Fund and of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Treasury Portfolio

    The Portfolio:

    1.   May not borrow money except from banks on a
temporary basis or via entering into reverse repurchase
agreements in aggregate amounts not to exceed 10% of the
Portfolio's assets and to be used exclusively to facilitate
____________________

6. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

    2. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    3. May not make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto;

    4. May not invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs;

    5.   May not act as an underwriter of securities; and

    6. May not invest more than 25% of its total assets in securities of a single issuer, or in securities of issuers in any single industry, except that these restrictions do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other U.S Government securities.

____________________________________________________________

                        MANAGEMENT
____________________________________________________________

Organization

    Each of the Portfolios is a series of Alliance Institutional Reserves, Inc., an open-end management investment company registered under the Act and organized as a Maryland corporation on March 21, 1990. Each Portfolio's activities are supervised by the Board of Directors. The Adviser provides investment advice and, in general, conducts the management and investment program of the Fund, subject to the general supervision and control of the Board of Directors.

    Normally, shares of each series are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

Directors and Officers

    The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors


    JOHN D. CARIFA, 55, Chairman of the Board of Directors, is the President, Chief Operating Officer and a Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1995.7

    RUTH S. BLOCK, 69, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas). Her address is Box 4623, Stamford, Connecticut, 06903.

    DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until December
1994.  His address is P.O. Box 167, Spring Lake, New Jersey,
07762.

    JOHN H. DOBKIN, 58, has been the President of Historic
Hudson Valley (historic preservation) since prior to 1995.
Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown,
New York 10591.


____________________

7.  An interested person as defined in the Act.

    WILLIAM H. FOULK, JR., 67, is an Investment Advisor and
Independent Consultant.  He was formerly Senior Manager of
Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich,
Connecticut 06830.

    DR. JAMES M. HESTER, 76, is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1995. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.

    CLIFFORD L. MICHEL, 61, is a member of the law firm of Cahill Gordon & Reindel with which he has been associated since prior to 1995. He is President and Chief Executive
Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

    DONALD J. ROBINSON, 66, is Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner and a member of the Executive Committee of that firm. He was also a Trustee of the Museum of the City of New York from 1977-1995. His address is 98 Hell's Peak
Road, Weston, Vermont 05161.


Officers


    RONALD M. WHITEHILL - President, 62, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since prior to 1995.

    ANDREW M. ARAN - Senior Vice President, 43, is a Senior
Vice President of ACMC with which he has been associated since prior to 1995.

    DREW A. BIEGEL - Senior Vice President, 49, is a Vice
President of ACMC with which he has been associated since prior to 1995.

    KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC with which she has been associated since prior to 1995.

    WILLIAM E. OLIVER - Senior Vice President, 50, is a
Senior Vice President of ACMC with which he has been associated since prior to 1995.

    RAYMOND J. PAPERA - Senior Vice President, 44, is a
Senior Vice President of ACMC with which he has been associated since prior to 1995.

    KENNETH T. CARTY - Vice President, 39, is a Vice
President of ACMC with which he has been associated since prior to 1995.

    JOHN F. CHIODI, JR. - Vice President, 34, is a Vice
President of ACMC with which he has been associated since prior to 1995.

    MARIA R. CONA - Vice President, 45, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1995.

    JOSEPH DONA - Vice President, 39, is a Vice President of
ACMC with which he has been associated since prior to 1995.

    FRANCES M. DUNN - Vice President, 29, is a Vice
President of ACMC with which she has been associated since prior to 1995.

    JOSEPH R. LASPINA - Vice President, 39, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1995.

    EILEEN M. MURPHY - Vice President, 29, is a Vice
President of ACMC with which she has been associated since prior to 1995.

    MARIA C. SAZON - Vice President, 34, is a Vice President of ACMC with which she has been associated since 1997.
Prior thereto she was a municipal bond analyst at Financial
Guaranty Insurance Company since prior to 1995.

    EDMUND P. BERGAN, JR., Secretary, 50, is a Senior Vice
President and the General Counsel of Alliance Fund
Distributors, Inc. ("AFD") and Alliance Fund Services, Inc.
("AFS") with which he has been associated since prior to 1995.

    MARK D. GERSTEN, Treasurer and Chief Financial Officer,
49, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1995.

    VINCENT S. NOTO, Controller, 35, is a Vice President of
AFS with which he has been associated since prior to 1995.

    ANDREW L. GANGOLF - Assistant Secretary, 46, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

    DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.


    The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 2000, the aggregate compensation paid to each of the Directors during calendar year 1999 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance
Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund
Complex.

                                                   Total Number  Total Number
                                                   of Registered of Investment
                                                   Investment    Portfolios
                                                   Companies     Within the
                                     Total         the Alliance  Alliance Fund
                                     Compensation  Fund Complex, Complex,
                                     from the      Including the Including the
                                     Alliance      Fund, as to   Fund, as to
                   Aggregate         Fund          which the     which the
                   Compensation      Complex,      Director is   Director is
                   from the          Including     a Director    a Director
Name of Director   Fund              the Fund      or Trustee    or Trustee
---------------    -----------       ------------  ------------- -------------

John D. Carifa        $-0-             $-0-            105        49
Ruth S. Block         $3,592           $154,263        82         37
David H. Dievler      $4,092           $210,188        86         44
John H. Dobkin        $3,842           $206,488        83         41
William H. Foulk, Jr. $4,092           $246,413        100        45
Dr. James M. Hester   $4,092           $164,138        80         39
Clifford L. Michel    $4,092           $183,388        82         39
Donald J. Robinson    $4,092           $154,313        94         41



    As of August 11, 2000, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.


The Adviser


    The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 out of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

    ACMC is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately
41.9% partnership interest in the Adviser.8   Equity
interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.


    Under the Advisory Agreement, the Adviser provides each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The fee is accrued daily and paid monthly.


    The Adviser has undertaken, that if, in any fiscal year,
the aggregate expenses with respect to a class of shares of
a Portfolio, exclusive of taxes, brokerage, interest on
____________________

8. Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the organization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc., the fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

borrowings and extraordinary expenses, but including the management fee and any applicable distribution services fee, exceed .20%, .30% or .45% of a Portfolio's aggregate operating expenses for the fiscal year attributable to the Portfolio's Class A shares, Class B shares or Class C shares, respectively, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will otherwise bear, such expenses unless the Adviser provides the Fund with at least 60 days' notice prior to the end of the fiscal year of its determination not to extend the agreement. For the fiscal year ended April 30, 2000, each Portfolio paid the Adviser a management fee of .20 of 1%. Such fees were $6,579,298, $1,354,952, $1,167,284 and
$488,765 for the Prime, Government, Tax-Free and Treasury Portfolios, respectively. See the Financial Statements for reimbursements and waivers with respect to operating expenses. For the fiscal year ended April 30, 1999, each Portfolio paid the Adviser a management fee of .20 of 1%. Such fees were $4,306,084, $855,152, $813,820 and $51,075 for the Prime, Government, Tax-Free and Treasury Portfolios, respectively. See the Financial Statements for reimbursements and waivers with respect to operating expenses. For the fiscal year ended April 30, 1998, the Prime Portfolio paid the Adviser a management fee of .16 of 1% ($2,597,281) and the Adviser reimbursed $562,608, all of which represented advisory fees, the Government Portfolio paid the Adviser a management fee of .12 of 1% ($600,906) and the Adviser reimbursed $243,394, all of which represented advisory fees and the Tax-Free Portfolio paid the Adviser a management fee of .12 of 1% ($516,640) and the Adviser reimbursed $205,077, all of which represented advisory fees. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund, to compensate broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions and other financial intermediaries that engage in or support the distribution of shares of the Fund, for shareholder servicing and to pay for the preparation, printing and distribution of prospectuses and other literature or other promotional activities.


    The Advisory Agreement remains in effect from year to year, provided that such continuance is specifically approved at least annually by a vote of a majority of each Portfolio's outstanding voting securities or by the Fund's
Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the

Act. The Advisory Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

____________________________________________________________

                   EXPENSES OF THE FUND
____________________________________________________________

Distribution Agreement

    The Fund has entered into a Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the Act (the "Rule 12b-1 Plan").

    Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on June 22, 1998.

    In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.


    During the Fund's fiscal year ended April 30, 2000, the Fund paid distribution services fees for expenditures under the Agreement with respect to Class B and Class C Shares. With respect to the Prime Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $1,344,851, which constituted .10% of the Portfolio's aggregate average daily net assets attributable to Class B shares during the fiscal year. As described above, the Adviser made payments from its own resources aggregating $169. In addition, the Adviser may make payments to the Distributor for distribution assistance and for administration, accounting and other services from its fees from the Portfolios. Of the $1,345,020 paid by the Adviser and the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Prime Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $156,865, which constituted .25% of the Portfolio's aggregate average daily net assets attributable to Class C shares during the fiscal year. As described above, the Adviser made payments from its own resources aggregating $13. Of the $156,878 paid by the Adviser and the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Government Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $220,995, which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year. As described above, the Adviser made payments from its own resources aggregating $644. Of the $221,639 paid by the Adviser and the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Government Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $32,194 which constituted .25% of the

Portfolio's aggregate average daily net assets during the fiscal year. Of the $32,194 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Tax-Free Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $290,124 which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year. As described above, the Adviser made payments from its own resources aggregating $2,881. Of the $293,005 paid by the Adviser and the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Tax-Free Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $74,026 which constituted .25% of the Portfolio's aggregate average daily net assets during the fiscal year. As described above, the Adviser made payments from its own resources aggregating $18. Of the $74,044 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Treasury Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $65,929 which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $65,929 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.


    With respect to the Treasury Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $437,214, which constituted .25% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $437,214 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for shareholder servicing and/or distribution assistance.

    Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers, depository institutions or other financial intermediaries and at the same time to permit the Principal Underwriter to compensate such broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions or other financial intermediaries in connection with the sale of such shares or the provision of administrative or other services to the holders of such shares. The distribution services fee for a Portfolio is an amount equal to, on an annualized basis,
 .10% of the aggregate average daily net assets attributable to the Class B shares of the Portfolio and .25% of the aggregate average daily net assets attributable to the Class C shares of the Portfolio.


    The Agreement became effective on July 22, 1992, and was amended to become effective with respect to shares in the Treasury Portfolio and the Class B shares and Class C shares of the other Portfolios on June 29, 1998. The Agreement remains in effect from year to year with respect to a class of shares of a Portfolio, provided, however, that such continuance with respect to that class is specifically approved annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. In the event that the Agreement is terminated or not continued with respect to the Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.


    All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or
(b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund is not required to give prior notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

    Alliance Fund Services, Inc. ("AFS"), P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Distributors, Inc. ("AFD"), 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. AFS, an indirect wholly-owned subsidiary of Alliance, receives a minimum transfer agency fee per month for each of the Class A shares, Class B shares and Class C shares of the Fund, plus reimbursement for out-of-pocket expenses.

____________________________________________________________

             PURCHASE AND REDEMPTION OF SHARES
____________________________________________________________

    The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

    Shareholders maintaining accounts in a Portfolio of the Fund through brokerage firms, depository institutions or other financial intermediaries should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

    Except with respect to telephone orders, investors whose payment in Federal Funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day, with respect to the Prime, Government and Treasury Portfolios. An investor's purchase order with respect to the Tax-Free Portfolio must be received by State Street Bank by 12:00 Noon (Eastern time). A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 4:00 p.m. (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day, with respect to the Prime, Government and Treasury Portfolios. With respect to the Tax-Free Portfolio, a telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 12:00 Noon (Eastern time) of such day. Federal Funds are a bank's deposits in a Federal Reserve Bank.
These Funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available Funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed monthly to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and of Good Friday and Martin Luther King, Jr. Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

____________________________________________________________

    DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
____________________________________________________________

    All net income of each Portfolio, except the Tax-Free Portfolio, is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. All net income of the Tax-Free Portfolio is determined at 12:00 Noon (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Tax-Free Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

    The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

    The net asset value of the shares of each Portfolio, except the Tax-Free Portfolio, is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the shares of the Tax-Free Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon (Eastern time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

____________________________________________________________

                           TAXES
____________________________________________________________

Federal Income Tax Considerations

    The Prime, Government, Tax-Free and Treasury Portfolios intend to qualify for each taxable year as "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to their shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

    Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Fund's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

    With respect to the Tax-Free Portfolio, for shareholder's Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by such Portfolio generally is not subject to Federal income tax. Any loss realized on shares of the Tax-Free Portfolio that are held for six months or less will not be realized for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Shareholders of the Tax-Free Portfolio may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality. See, however, above "Alternative Minimum Tax."

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed Funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed Funds even though those Funds are not directly linked to the shares. Further, with respect to the Tax-Free Portfolio, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Internal Revenue Code) should consult their tax advisers before purchasing shares of the Tax-Free Portfolio.

    Substantially all of the dividends paid by the Tax-Free Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his or her account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than day-by-day determination for each shareholder.

____________________________________________________________

                    GENERAL INFORMATION
____________________________________________________________

    Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios.
Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters;
transactions with dealers normally reflect the spread between bid and asked prices.

    The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

    All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

    The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

    As of the close of business on August 11, 2000, there were 2,007,405,688 shares of the Prime Portfolio Class A,
1,661,741,198 shares of the Prime Portfolio Class B,
159,434,721 shares of the Prime Portfolio Class C;
444,761,633 shares of the Government Portfolio Class A,
373,676,755 shares of the Government Portfolio Class B,
29,644,973 shares of the Government Portfolio Class C;
258,220,110 shares of the Tax-Free Portfolio Class A,
429,105,932 shares of the Tax-Free Portfolio Class B,
57,117,129 shares of the Tax-Free Portfolio Class C;  and
3,538,072 shares of the Treasury Portfolio Class A,
12,732,436 shares of the Treasury Portfolio Class B, and
148,345,852 shares of the Treasury Portfolio Class C, outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of a portfolio at August 11, 2000:

                                  No. of           % of
Name and Address                  Shares           Class

Prime Portfolio Class A

Hare & Co                         105,824,203      5.27%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Robertson Stephens & Co.          246,738,195      12.29%
Attn: Money Fund Desk
555 California St #2600
San Francisco, CA 94104-1502

Pershing Trading Company LP       111,735,202      5.57%
PTC Capital Account
One Pershing Plaza 6th Flr
Jersey City, NJ 07399-0001

Harley-Davidson Inc.              245,500,000      12.23%
Attn: Cash Management
PO Box 653
Milwaukee, WI 53201-0653

Prime Portfolio Class B

Pershing As Agent               1,588,238,197      95.58%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Prime Portfolio Class C

Pershing As Agent                 143,862,195      90.23%
Omnibus Account
For Exclusive Benefit of Customers
I Pershing Plaza
Jersey City, NJ 07399-0002
AF

Government Portfolio Class A

Herzog Heine Geduld Inc.          143,844,980      32.34%
Firm Investment
26 Broadway
New York, NY 10004-1703

Davenport & Co LLC                 93,418,782      21.00%
As Agent Omnibus A/C for Exclusive
Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA 23219-4057

Hare & Co.                         28,001,205      6.30%
c/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Resources Trust Company            26,543,967      5.97%
Attn: Casey Gunning
6312 South Fiddlers Green Circle
Suite 270 North
Englewood, CO 80111-4943

Government Portfolio Class B

Pershing As Agent                 282,036,286      75.48%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Robertson Stephens & Co            83,151,465      22.25%

Attn: Money Fund Desk
555 California St. #2600
San Francisco, CA 94104-1502

Government Portfolio Class C

Pershing As Agent                  17,120,942      57.75%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Fall Creek Management               5,284,464      17.83%
c/o Bank of Bermuda
#7000268
570 Lexington Ave
New York, NY 10022-6837

Baxter Regional Medical Center      6,954,028      23.46%
Attn: Accounting
624 Hospital Dr.
Mountain Home, AR 72653-2955

Tax-Free Portfolio Class A

Ragen Mackenzie Incorporated       25,579,382      9.91%
As Agent Omnibus A/C For
Exclusive Benefit of Customers
999 3rd Ave. Suite 4300
Seattle, WA 98104-4081

Davenport & Co LLC                 18,357,667      7.11%
As Agent Omnibus A/C for
Exclusive Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA 23219-4057

Kemmerer Capital LP                13,025,149      5.04%
c/o Kemmerer Resources Corp
PO Box 9
323 Main St.
Chatham, NJ 07928-2200

Bay Resource Partners LP           19,157,834      7.42%
2100 Riveredge Parkway
Suite 840
Atlanta, GA 30328-4656


Tax-Free Portfolio Class B

Pershing As Agent                 410,378,729      95.64%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Tax-Free Portfolio Class C

Pershing As Agent                  55,609,654      97.36%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Treasury Portfolio Class A

Hare & Co                           3,537,855      99.99%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500


Treasury Portfolio Class B

Pershing As Agent                  12,732,436      100%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Treasury Portfolio Class C

Hare & Co                          20,060,051      13.52%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Downtown Foundations LP             7,730,865      5.21%
312 W. State St Ste B
Kennet Sq. PA 9343025

Downtown Associates                13,787,051      9.29%
312 W State St Ste B
Kennet Sq. PA 9343025

Pershing As Agent                   7,941,370      5.35%
Omnibus Account
For Exclusive Benefit of Customers
One Pershing Plaza
Jersey City, NJ 07399-0001



    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard LLP, Baltimore, Maryland 21201, for matters relating to Maryland law.


    Accountants. PricewaterhouseCoopers LLP, New York, New York, are the independent accountants for the Fund.


    Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.


    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the Prime Portfolio Class A for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.95%, equivalent to an effective yield of 6.13%. Absent such reimbursement, the annualized yield for such period would have been 5.91%, equivalent to an effective yield of 6.09%. Dividends for the Prime Portfolio Class B for the seven days ended
April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.85%, equivalent to an effective yield of 6.02%. Absent such reimbursement, the annualized yield for such period would have been 5.98%, equivalent to an effective yield of 5.81%. Dividends for the Prime Portfolio Class C for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.70%, equivalent to an effective yield of 5.86%. Absent such reimbursement, the annualized yield for such period would have been 5.65%, equivalent to an effective yield of 5.81%.


    Dividends for the Government Portfolio Class A for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.79%, equivalent to an effective yield of 5.96%. Absent such reimbursement, the annualized yield for such period would have been 5.72%, equivalent to an effective yield of 5.89%. Dividends for the Government Portfolio Class B for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.70%, equivalent to an effective yield of 5.86%. Absent such reimbursement, the annualized yield for such period would have been 5.63%, equivalent to an effective yield of 5.79%. Dividends for the Government Portfolio Class C for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.55%, equivalent to an effective yield of 5.70%. Absent such reimbursement, the annualized yield for such period would have been 5.48%, equivalent to an effective yield of 5.63%.


    Dividends for the Tax-Free Portfolio Class A for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 4.67%, equivalent to an effective yield of 4.78% and a tax equivalent yield of 7.73%. Absent such reimbursement, the annualized yield for such period would have been 4.59%, equivalent to an effective yield of 4.70%. Dividends for the Tax-Free Portfolio Class B for the seven days ended

April 30, 2000, after expense reimbursement, amounted to an annualized yield of 4.57%, equivalent to an effective yield of 4.68% and a tax equivalent yield of 7.57%. Absent such reimbursement, the annualized yield for such period would have been 4.50%, equivalent to an effective yield of 4.61%. Dividends for the Tax-Free Portfolio Class C for the seven days ended
April 30, 2000, after expense reimbursement, amounted to an annualized yield of 4.42%, equivalent to an effective yield of 4.52% and a tax equivalent yield of 7.32%. Absent such reimbursement, the annualized yield for such period would have been 4.36%, equivalent to an effective yield of 4.46%.


    Dividends for the Treasury Portfolio Class A for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.63%, equivalent to an effective yield of 5.70. Absent such reimbursement, the annualized yield for such period would have been 5.24%, equivalent to an effective yield of 5.39%. Dividends for the Treasury Portfolio Class B for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.53%, equivalent to an effective yield of 5.68%. Absent such reimbursement, the annualized yield for such period would have been 5.36%, equivalent to an effective yield of 5.51%. Dividends for the Treasury Portfolio Class C for the seven days ended April 30, 2000, after expense reimbursement, amounted to an annualized yield of 5.38%, equivalent to an effective yield of 5.52%.
Absent such reimbursement, the annualized yield for such period would have been 5.27%, equivalent to an effective yield of 5.41%.


    Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield = [(base period return + 1) 365/7] - 1.

_______________________________________________________________

   FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS

_______________________________________________________________

    The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Institutional Reserves, Inc. are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated April 30, 2000 and was filed on July 7, 2000. It is available without charge upon request by calling Alliance Fund Services, Inc. at
(800) 227-4618. The Fund's financial statements include the financial statements of each of the Fund's portfolios.

____________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
____________________________________________________________

Municipal and Corporate Bonds

    The two higher ratings of Moody's Investors Service, Inc. ("Moody"s) for municipal and corporate bonds are Aaa an Aa.
Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

    The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

    Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

    Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

    "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

____________________________________________________________

                           APPENDIX B
               DESCRIPTION OF MUNICIPAL SECURITIES
____________________________________________________________

    Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less.
They include the following:

    1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

    2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales use and business taxes, and are payable from these specific future taxes.

    3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
         Programs.

    4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    5. Construction Loan Notes are sold to provide construction financing. After successful completion and Acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

    6. Tax-Exempt Commercial Paper is a short-term obligation with a state maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

    1. General Obligation Bonds are issued by such entities as states, countries, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise of other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.




00250072.AY3
                               B-2

--------------------------------------------------------------------------------
Alliance
Institutional
Reserves--
Trust Portfolio
--------------------------------------------------------------------------------

Prospectus
September 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Trust Portfolio. The Portfolio's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolio. You will find additional information about the Portfolio, including a detailed description of the risks of an investment in the Portfolio, after this summary.

      Objectives: The investment objectives of the Portfolio are--in the following order of priority--safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Portfolio pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities.

      Principal Risks: The principal risks of investing in the Portfolio are:

      o Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of the Portfolio's investments in debt securities.

      o Credit Risk This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded.

      Another important thing for you to note:

      An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE AND BAR CHART INFORMATION

      The Risk/Return Summary includes a table showing the Portfolio's average annual total returns and a bar chart showing the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Portfolio by showing:

      o the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

      o changes in the Portfolio's performance from year to year over the life of the Portfolio.

      The Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for the Portfolio by calling (800) 237-5822 or your financial intermediary.

                                PERFORMANCE TABLE

                                                            Since
                            1 Year        5 Years       Inception*
--------------------------------------------------------------------------------
                             4.89%         5.20%          4.73%
--------------------------------------------------------------------------------

* Inception date: 11/16/92.

                                    BAR CHART

n/a  n/a  n/a  3.13  4.08  5.61  5.02  5.29  5.24  4.89
---------------------------------------------------------------------------
 90   91   92   93    94    95    96    97    98    99

                                     Calendar Year End

     During the period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .76% (quarter ending December 31, 1993).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) and Example

The example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees ......................................................    .45%
Other Expenses .......................................................    .07%
                                                                         -----
Total Operating Expenses .............................................    .52%
Waiver and/or Expense Reimbursement* .................................   (.02)%
                                                                         -----
Net Expenses .........................................................    .50%

                                    EXAMPLE**
--------------------------------------------------------------------------------
1 Year ...............................................................   $ 51
3 Years ..............................................................   $165
5 Years ..............................................................   $289
10 Years .............................................................   $651

----------
* Reflects Alliance's contractual waiver during the Portfolio's current fiscal year of a portion of the advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed .50%. This reimbursement extends through the end of the Portfolio's current fiscal year and may be extended by Alliance for additional one year terms.

** This example assumes that Alliance's agreement to waive management fees/or to bear operating expenses is not extended beyond its initial period of one year.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolio.

      Please note:

      o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that the Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Portfolio's investments. Under that Rule, the Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

      The Portfolio's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

    o high-quality commercial paper (or, if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Risk Considerations

      The Portfolio's principal risks are interest rate risk and credit risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yields as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio invests in highly-rated securities to minimize credit risk.

      The Portfolio may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolio's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

      The Portfolio also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

      The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Portfolio. For the fiscal year ended April 30, 2000, the Portfolio paid Alliance .45% as a percentage of average daily net assets, net of any waivers. (See "Annual Portfolio Operating Expenses" above for more information about fee waivers.)

      Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolio, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Portfolio shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Portfolio Values Its Shares

      The Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolio are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, the Portfolio's assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase the Portfolio's shares by instructing your financial intermediary to invest in the Portfolio or directly from Alliance Fund Services, Inc. ("AFS") by calling (800) 237-5822 and following the procedures below.

      o After you give AFS the following information, AFS will provide you with an account number:

            a) the name of the account;

            b) the address of the account; and

            c) the taxpayer identification number.

      o After you receive an account number you may purchase the Portfolio's shares by instructing your bank to wire Federal funds to AFS exactly as follows:

            ABA 0110 0002 8
            State Street Bank and Trust Company
            Boston, MA 02101
            Alliance Institutional Reserves, Inc. --
              Trust Portfolio
            DDA 9903-279-9
            Your account name
            Your account number

      o Mail a completed Application Form to:

            Alliance Fund Services, Inc.
            P.O. Box 1520
            Secaucus, New Jersey 07096-1520

      The minimum investment amount is $1,000,000. There is no minimum for subsequent investments. The Portfolio reserves the right to vary the minimum amounts.

      o Application Form

      o To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. You also may obtain information about the Form, purchasing shares, or other Fund procedures by calling this number.

      o If you decide to change instructions or any other information already given on your Application Form, send a written notice to AFS at the address above with your signature guaranteed. Signatures must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934. This would include such institutions as banks and brokerage firms.

      o Subsequent Investments

      You may purchase additional shares in the Portfolio by calling AFS at the number set forth above and:

      o Instructing your bank to wire Federal funds to AFS under the same procedures as described above for initial purchases; or

      o Mailing your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc. -- Trust Portfolio at the address set forth above.

      If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

      o By Telephone:

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting AFS at (800)

237-5822. A redemption must include your account name as registered with the Portfolio and the account number. If your redemption request is received by AFS prior to 4:00 p.m., Eastern time, your redemption proceeds normally will be sent to you in Federal funds by wire to your designated bank account the same business day. If you recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the check has cleared (which may take up to 15 days).

      o By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain by contacting AFS by telephone or by mail. If you wish to establish this checkwriting service subsequent to the opening of your Portfolio account, contact AFS by phone or mail. There is no charge for this checkwriting service, except that State Street Bank will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You can not write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      The Trust Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AFS by 4:00 p.m., Eastern time, and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received by AFS prior to 4:00 p.m., Eastern time, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolio's net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolio's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Portfolio's distributions also may be subject to certain state and local taxes.

      Each year shortly after December 31, the Portfolio will send you tax information stating the amount and type of all of its distributions for the year.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      The Portfolio reserves the right to close an account that through redemption is less than $500,000. The Portfolio will send shareholders 60 days' written notice to increase the account value before the Portfolio closes the account.

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolio's independent accountants, for the fiscal year ended April 30, 2000 and by other independent accountants for periods prior to April 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolio's financial statements, appears in the SAI, which is available upon request.

                                                                        Year Ended April 30,
                                                       -------------------------------------------------------
                                                         2000        1999        1998        1997        1996
                                                       -------     -------     -------     -------     -------

Net asset value, beginning of year .................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       -------     -------     -------     -------     -------
Income From Investment Operations
Net investment income (a) ..........................     .0511       .0489       .0523       .0492       .0527
                                                       -------     -------     -------     -------     -------
Less: Dividends
Dividends from net investment income ...............    (.0511)     (.0489)     (.0523)     (.0492)     (.0527)
                                                       -------     -------     -------     -------     -------
Net asset value, end of year .......................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       =======     =======     =======     =======     =======
Total Return
Total investment return based on net asset value (b)      5.23%       5.01%       5.37%       5.04%       5.41%
Ratios/Supplemental Data
Net assets, end of year (in millions) ..............   $   839     $   795     $   391     $   176     $   170
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......       .50%        .50%        .49%        .50%        .50%
  Expenses, before waivers and reimbursements ......       .52%        .55%        .54%        .57%        .60%
  Net investment income (a) ........................      5.13%       4.85%       5.23%       4.93%       5.28%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                      (This page left intentionally blank.)

For more information about the Portfolio, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolio's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments.

o Statement of Additional Information (SAI)

The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:             c/o Alliance Fund Services, Inc.
                     P.O. Box 1520, Secaucus, NJ 07096

By phone:            For Information and Literature:
                     (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:           at the Securities and Exchange
                     Commission's Public Reference Room
                     in Washington, D.C.

By phone:            (800) SEC-0330 (for information on the
                     operation of the Public Reference Room
                     only)

By mail:             Public Reference Section
                     Securities and Exchange Commission
                     Washington, DC 20549-6009
                     (duplicating fee required)

By electronic mail:  publicinfo@sec.gov
                     (duplicating fee required)

On the Internet:     www.sec.gov

You also may find more information about Alliance and the Portfolio on the Internet at: www.Alliancecapital.com.

--------------------------------------------------------------------------------

Table of Contents
-----------------
RISK/RETURN SUMMARY ........................................................   2
  Performance and Bar Chart Information ....................................   2
FEES AND EXPENSES OF THE PORTFOLIO .........................................   3
OTHER INFORMATION ABOUT THE PORTFOLIO'S
  OBJECTIVES, STRATEGIES, AND RISKS ........................................   3
  Investment Objectives and Strategies .....................................   3
  Risk Considerations ......................................................   4
MANAGEMENT OF THE PORTFOLIO ................................................   4
PURCHASE AND SALE OF SHARES ................................................   5
  How The Portfolio Values Its Shares ......................................   5
  How To Buy Shares ........................................................   5
  How To Sell Shares .......................................................   5
  Other ....................................................................   6
DIVIDENDS, DISTRIBUTIONS AND TAXES .........................................   6
GENERAL INFORMATION ........................................................   6
FINANCIAL HIGHLIGHTS .......................................................   7

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                                                               File No. 811-6068


















































00250072.AY3
                               B-3

[LOGO]
                        ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            - Trust Portfolio
_________________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION

                        September 1, 2000
_________________________________________________________________
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust Portfolio's current Prospectus dated September 1, 2000 which describes shares of the Trust Portfolio of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.
_________________________________________________________________



                        TABLE OF CONTENTS

                                                             Page

The Fund. . . . . . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . . . . . . .
Investment Restrictions . . . . . . . . . . . . . . . .
Management. . . . . . . . . . . . . . . . . . . . . . .
Purchase and Redemption of Shares . . . . . . . . . . .
Daily Dividends-Determination of Net Asset Value. . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . .
General Information . . . . . . . . . . . . . . . . . .
Financial Statements and Report of Independent Accountants.
Appendix A - Commercial Paper and Bond Ratings. . . . . .     A-1

_________________________________________________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                            THE FUND
_________________________________________________________________

     Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is described in the Prospectus which supplements this Statement of Additional Information. Four additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are described in a separate Prospectus and Statement of Additional Information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

_________________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
_________________________________________________________________

     The Trust Portfolio's investment objectives are -- in the following order of priority -- safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S.-dollar denominated money market securities, all of which, at the time of investment, have remaining maturities of 397 days or less. As is true with all investment companies, there can be no assurance that the Portfolio's objectives will be achieved.

     The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that the Trust Portfolios limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

     Currently, pursuant to Rule 2a-7, the Trust Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix attached hereto. Securities in which the Trust Portfolio may invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from an NRSRO.

     Under Rule 2a-7 the Trust Portfolio may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Trust Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Trust Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or
(B) five percent of its total assets in second tier securities.


     The Trust Portfolio's investments may include the following, diversified by maturities and issuers:


     1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

     2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of

U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     3. Commercial paper, including funding agreements and variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's]. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Additional Investment Policies" below.


     4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S.

Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a vendor defaulted on its repurchase obligation, the Trust Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Trust Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Trust Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.


     The Trust Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose entity. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, as required by Rule 2a-7, the special purpose entity is deemed to be the issuer of the asset-backed security, however the Trust Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security that such obligations represent.

                 Additional Investment Policies

     The following investment policies supplement those set forth above.

     Floating and Variable Rate Obligations. The Trust Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Trust Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Trust Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. The Trust Portfolio also may invest in short-term obligations of insurance companies, sometimes referred to as funding agreements. These arrangements are direct obligations of insurance companies and are not traded. Where these types of obligations are not secured by letters of credit or other credit support arrangements, the Trust Portfolios right to redeem is dependent on the ability of the borrower or insurance company to pay principal and interest on demand.

     Reverse Repurchase Agreements. While the Trust Portfolio has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Trust Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

     Illiquid Securities and Restricted Securities.
     The Trust Portfolio will not maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale (except as described below) and repurchase agreements not terminable within seven days. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuers reliance upon certain exemptions from registration under the Securities Act.
As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

     The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid.
The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.

     Following the purchase of a restricted security by the Trust
Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

     Senior Securities. The Portfolio will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

                             General

     While there are many kinds of short-term securities used by money market investors, the Trust Portfolio, in keeping with its primary investment objective of safety of principal, generally invests in the types summarized above. The Trust Portfolio may make investments in certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Trust Portfolio makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and lack of uniform accounting standards. There can be no assurance that any of the Trust Portfolio's objectives will be achieved. The market value of the Trust Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.


     Net income to shareholders is aided both by the Trust Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, the Trust Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

     The Trust Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Trust Portfolio's outstanding shares as defined below. Except as otherwise provided, the Trust Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Trust Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

_________________________________________________________________

                     INVESTMENT RESTRICTIONS
_________________________________________________________________

     Unless otherwise specified to the contrary, the following restrictions may not be changed without the affirmative vote of
(1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Trust Portfolio's assets will not constitute a violation of that restriction.

     The Trust Portfolio may not:

     1. purchase any security which has a maturity date of more than 397 days from the date of the Trust Portfolio's purchase;

     2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction
(a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and
(b) all finance companies as a group and all utility companies as a group are each considered to be a separate industry;


     3. invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Trust Portfolio's total assets may be invested without regard to such 5% limitation;9
____________________

9. As a matter of operating policy, pursuant to Rule 2a-7, the Trust Portfolio will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days.
                              (Footnote continued)

     4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

     5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Trust Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Trust Portfolio will not purchase any investments while borrowings in excess of 15% of total assets exist;

     6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Trust Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 5% of the Trust Portfolio's assets;

     7. make loans, provided that the Trust Portfolio may purchase money market securities and enter into repurchase agreements;

     8. enter into repurchase agreements if, as a result thereof, more than 10% of the Trust Portfolio's assets would be subject to repurchase agreements not terminable within seven days and other illiquid investments; or

     9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
____________________

(Footnote continued)
    Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof;
(f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Trust Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

_________________________________________________________________

                           MANAGEMENT
_________________________________________________________________

Organization


     The Portfolio is a series of Alliance Institutional Reserves, Inc., an open-end management investment company registered under the Act and organized as a Maryland corporation on March 21, 1990. The Portfolio's activities are supervised by the Board of Directors. The Adviser provides investment advice and, in general, conducts the management and investment program of the Fund, subject to the general supervision and control of the Board of Directors.


     Normally, shares of each series are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

Directors and Officers

     The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

     JOHN D. CARIFA,10 55, Chairman of the Board of Directors, is the President, Chief Operating Officer and a Director of Alliance
Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1995.

     RUTH S. BLOCK, 69, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas).
Her address is Box 4623, Stamford, Connecticut, 06903.

     DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1995.
His address is P.O. Box 167, Spring Lake, New Jersey, 07762.

     JOHN H. DOBKIN, 58 has been the President of Historic Hudson
Valley (historic preservation) since prior to 1995. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.

     WILLIAM H. FOULK, JR., 67 is an Investment Advisor and Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

     DR. JAMES M. HESTER, 76 is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1995. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.

     CLIFFORD L. MICHEL, 61, is a member of the law firm of Cahill Gordon & Reindel with which he has been associated since prior to 1995. He is President and Chief Executive Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

     DONALD J. ROBINSON, 66, is Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner and a member of the Executive Committee of that firm. He was also a Trustee of the Museum of the City of New York from 1977-1995. His address is 98 Hell's Peak Road, Weston, Vermont 05161.
____________________

10. An "interested person" of the Fund as defined in the Act.

Officers


     RONALD M. WHITEHILL - President, 62, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since prior to 1995.

     ANDREW M. ARAN - Senior Vice President, 43, is a Senior Vice
President of ACMC with which he has been associated since prior to 1995.

     DREW A. BIEGEL - Senior Vice President, 49, is a Vice
President of ACMC with which he has been associated since prior to 1995.

     KATHLEEN A. CORBET - Senior Vice President, 40, is an
Executive Vice President of ACMC with which she has been associated since prior to 1995.

     WILLIAM E. OLIVER - Senior Vice President, 50, is a Senior
Vice President of ACMC with which he has been associated since prior to 1995.

     RAYMOND J. PAPERA  Senior Vice President, 44, is a Senior
Vice President of ACMC with which he has been associated since prior to 1995.

     KENNETH T. CARTY - Vice President, 39, is a Vice President of ACMC with which he has been associated since prior to 1995.

     JOHN F. CHIODI, JR. - Vice President, 34, is a Vice
President of ACMC with which he has been associated since prior to 1995.

     MARIA R. CONA - Vice President, 45, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1995.

     JOSEPH DONA - Vice President, 39, is a Vice President of
ACMC with which he has been associated since prior to 1995.

     FRANCES M. DUNN - Vice President, 29, is a Vice President of
ACMC with which she has been associated since prior to 1995.

     JOSEPH R. LASPINA - Vice President, 39, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1995.

     EILEEN M. MURPHY - Vice President, 29, is a Vice President of ACMC with which she has been associated since prior to 1995.

     MARIA C. SAZON - Vice President, 34, is a Vice President of
ACMC with which she has been associated since 1997. Prior thereto she was a municipal bond analyst at Financial Guaranty
Insurance Company since prior to 1995.

     EDMUND P. BERGAN, JR. - Secretary, 50 is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS"), with which he has been associated since prior to 1995.

     MARK D. GERSTEN - Treasurer and Chief Financial Officer, 49, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1995.

     VINCENT S. NOTO - Controller, 35, is a Vice President of AFS with which he has been associated since prior to 1995.

     ANDREW L. GANGOLF - Assistant Secretary, 46, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

     DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.


     The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 2000, the aggregate compensation paid to each of the Directors during calendar year 1999 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                 Total Number    Total Number
                                                 of Registered   of Investment
                                                 Investment      Portfolios
                                                 Companies       Within the
                                  Total          the Alliance    Alliance Fund
                                  Compensation   Fund Complex,   Complex,
                                  from the       Including the   Including the
                                  Alliance       Fund, as to     Fund, as to
                   Aggregate      Fund           which the       which the
                   Compensation   Complex,       Director is     Director is
                   from the       Including      a Director      a Director
Name of Director   Fund           the Fund       or Trustee      or Trustee

John D. Carifa        $-0-             $-0-           105            49
Ruth S. Block         $1,273           $154,263       82             37
David H. Dievler      $1,773           $210,188       86             44
John H. Dobkin        $1,523           $206,488       83             41
William H. Foulk, Jr. $1,773           $246,413       100            45
James M. Hester       $1,773           $164,138       80             39
Clifford L. Michel    $1,773           $183,388       82             39
Donald J. Robinson    $1,773           $154,313       94             41



     As of August 11, 2000, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Trust Portfolio.


The Adviser


     The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.


     ACMC is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the
Adviser.11   Equity interests in Alliance Holding are traded on
the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholy owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximatley 58.2% of the issued and outstanding shares of common stock of AXA Financial.


     Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Trust Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the average daily value of its net assets. The fee is accrued daily and paid monthly. The Adviser has undertaken, that if, in any fiscal year, the aggregate expenses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expenses unless the Adviser provides the Fund with at least 60 days' notice prior to the end of the fiscal year of its determination not to extend the undertaking. For the fiscal year ended April 30, 2000, the Trust Portfolio paid the Adviser at an annual rate of .45 of 1%
____________________

11. Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the organization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc., the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

($3,385,399) of average daily net assets and the Adviser reimbursed $126,012, all of which represented advisory fees. For the fiscal year ended April 30, 1999, the Trust Portfolio paid the Adviser at an annual rate of .45 of 1% ($2,225,285) of average daily net assets and the Adviser reimbursed $248,847, all of which represented advisory fees. For the fiscal year ended April 30, 1998, the Trust Portfolio paid the Adviser at an annual rate of .45 of 1% ($1,225,381) of average daily net assets and the Adviser reimbursed $128,100, all of which represented advisory fees. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, (including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser) depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and distribution of prospectuses and other literature or other promotional activities. The Trust Portfolio also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registrations and filings with the Commission and with state regulatory authorities. The Trust Portfolio pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Directors who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Trust Portfolio by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Directors.


       The Advisory Agreement remains in effect with respect to the Trust Portfolio from year to year, provided that such continuance is specifically approved at least annually by a vote of a majority of the Trust Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by the majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated with respect to the Trust Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of the Trust Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

     The Trust Portfolio may refuse any order for the purchase of shares and reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. The Trust Portfolio is only available through financial intermediaries.

     Shareholders maintaining accounts in the Trust Portfolio through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Trust Portfolio itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Trust Portfolio until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

     Except with respect to telephone orders, investors whose payment in Federal funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day. A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 4:00 p.m. (Eastern time) and Federal funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

     All shares purchased are confirmed monthly to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Trust Portfolio and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, such as telephone, telegraph and check-writing procedures. The Trust Portfolio reserves the right to reject any purchase order.

     The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

     A "business day," during which purchases and redemptions of Trust Portfolio shares can become effective and the transmittal of redemption proceeds can occur, is considered for Trust Portfolio purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday and Martin Luther King, Jr. Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Trust Portfolio can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Trust Portfolio at such time and the income earned.

________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
________________________________________________________________

     All net income of the Trust Portfolio is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Trust Portfolio via automatic investment in additional full and [6~fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

     The Trust Portfolio's net income consists of all accrued interest income on assets less expenses allocable to the Trust Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of the Trust Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of the Trust Portfolio is expected to remain constant at $1.00 since all net income of the Trust Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

     The valuation of the Trust Portfolio's securities is based upon its amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Trust Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

     The Trust Portfolio maintains procedures designed to maintain, to the extent reasonably possible, the price per share of the Trust Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Trust Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Trust Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

     The net asset value of the shares of the Trust Portfolio is determined each business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that

Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

Federal Income Tax Considerations


     The Trust Portfolio intends to qualify for each taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since the Trust Portfolio distributes all of its investment company taxable income and net capital gains, the Trust Portfolio should thereby avoid all Federal income and excise taxes.


     Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Trust Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Trust Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he or she may have held his or her shares. Any loss realized on shares held for six months or less will be treated as long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares.
Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Trust Portfolio's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Trust Portfolio's net asset value at $1.00 per share.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

     Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Trust Portfolio. Because the Trust Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Trust Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     The Trust Portfolio has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Trust Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Trust Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

     All shares of the Trust Portfolio participate equally in dividends and distributions from the Trust Portfolio, including any distributions in the event of a liquidation. Each share of the Trust Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios of the Fund in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Trust Portfolio. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of the Trust Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

     The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.


     As of the close of business on August 11, 2000, there were 951,588,645 shares of the Trust Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of the Trust Portfolio at August 11, 2000.



                                     No. of             % of
Name and Address                     Shares             Class

Pershing as Agent                    622,258,306        65.39%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002

Ragen Mackenzie Incorporated         88,622,155         9.31%
As Agent Omnibus Account
For Exclusive Benefit of Customers
999 3rd Avenue, Suite 4300
Seattle, WA 98104-4081


     Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Trust Portfolio and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.


     Accountants.  PricewaterhouseCoopers LLP, New York, New
York, are the independent accountants for the Trust Portfolio.


     Yield Quotations and Performance Information.
Advertisements containing yield quotations for the Trust Portfolio may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Portfolio's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

     Yield quotations for the Trust Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of the Trust Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Trust Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield = [(base period return + 1) 365/7] - 1.

______________________________________________________________

   FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS
_______________________________________________________________

     The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Institutional Reserves, Inc. are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated April 30, 2000 and was filed on July 7, 2000. It is available without charge upon request by calling Alliance Fund Services, Inc. at
(800) 227-4618. The Fund's financial statements include the financial statements of each of the Fund's portfolios.

________________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
________________________________________________________________

Municipal and Corporate Bonds

     The two higher ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa an Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

     The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

     Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

     "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.























00250.072.AY4
                               A-2

                             PART C
                        OTHER INFORMATION

ITEM 23. Exhibits

         (a) (1) Articles of Incorporation of the Registrant dated March 22, 1998 - Incorporated by reference to Exhibit 1(a) to Post-Effective
                   Amendment No. 13 to Registrant's Registration
                   Statement on Form N-1A, filed with the
                   Securities and Exchange Commission on
                   August 28, 1997.

              (2) Certificate of Correction to Articles of Incorporation of the Registrant dated June 21, 1990 - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

              (3) Articles Supplementary of the Registrant dated July 17, 1992 - Incorporated by reference to
                   Exhibit 1(b) to Post-Effective Amendment
                   No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

              (4) Articles of Amendment of the Registrant dated June 2, 1998 - Incorporated by reference to
                   Exhibit 1(d) to Post-Effective Amendment
                   No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

              (5) Articles Supplementary of the Registrant dated June 2, 1998 - Incorporated by reference to
                   Exhibit 1(e) to Post-Effective Amendment
                   No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

              (6) Articles of Amendment of the Registrant dated June 25, 1998 - Incorporated by reference to
                   Exhibit 1(f) to Post-Effective Amendment
                   No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

         (b) By-Laws - Amended and Restated - Incorporated by reference to Exhibit 2 to Post-Effective

                   Amendment No. 13 to Registrant's Registration
                   Statement on Form N-1A, filed with the
                   Securities and Exchange Commission on
                   August 28, 1997.

         (c)       See Exhibit (b).

         (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P., amended June 29, 1998 - Incorporated by reference to
                   Exhibit 5(b) to Post-Effective Amendment
                   No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

         (e) (1) Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. -
                   Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 13 of the
                   Registrant's Form N-1A, filed August 28, 1997.

              (2) Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc., amended June 29, 1998 - Incorporated by reference to
                   Exhibit 6(b) to Post-Effective Amendment
                   No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

         (f)       Not applicable.

         (g) Custodian Contract between the Registrant and State Street Bank - Incorporated by reference to Exhibit 8 to Post-Effective Amendment
                   No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (i)(1) Opinion of Seward & Kissel LLP - Incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 26, 1998.


            (2) Consent of Seward & Kissel LLP to use of its previously filed opinion - Filed herewith.


            (3) Opinion of Venable, Baetjer and Howard - Incorporated by reference to Exhibit 10(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 18, 1990.

         (j)(1)    Consent of Independent Auditors - Filed
                   herewith.

         (j)(2) Consent of Independent Accountants - Filed herewith.

         (k)       Not applicable.

         (l)       Not applicable.

         (m)       See Exhibit (e)(2).

         (n)       Rule 18f-3 Plan - Incorporated by reference to
                   Exhibit 18 to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.


         (o)       Reserved.


         (p)       Not applicable (Money Market Fund).

         Other Exhibits:

         Powers of Attorney of Messrs. Carifa, Dievler, Dobkin, Foulk, Hester, Michel, Robinson and Ms. Block - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 29, 1998.

ITEM 24. Persons Controlled by or under Common Control with the Fund.

         Registrant does not control any person. Information regarding the persons under common control with the Registrant is contained in Exhibit 22 to the Registration Statement on Form S-1 under the Securities
         Act of 1933 of The Equitable Holding Companies
         Incorporated (Registration No. 33-48115).

ITEM 25. Indemnification

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, filed as Exhibit (a)(1), and Section 7 of the Distribution Services Agreement filed as
         Exhibit (e)(1), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) to this Registration Statement, as set forth below.

         Section 2-418 of the Maryland General Corporation
         Law reads as follows:

              "2-418  INDEMNIFICATION OF DIRECTORS,
              OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

              (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

              (2)  "Corporation" includes any domestic or
         foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

              (3)  "Expenses" include attorney's fees.

              (4)  "Official capacity" means the following:

                   (i)  When used with respect to a
         director, the office of director in the
         corporation; and

                   (ii)  When used with respect to a person
         other than a director as contemplated in subsection
         (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                   (iii)  "Official capacity" does not
         include service for any other foreign or domestic corporation or any partnership, a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

              (6)  "Proceeding" means any threatened,
         pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

              (b)(1)  A corporation may indemnify any
         director made a party to any proceeding by reason of service in that capacity unless it is established that:

              (i)  The act or omission of the director was
         material to the matter giving rise to the proceeding; and

                   1.   Was committed in bad faith; or

                   2.   Was the result of active and
                        deliberate dishonesty; or

              (ii)  The director actually received an
         improper personal benefit in money, property, or services; or

              (iii)  In the case of any criminal proceeding,
         the director had reasonable cause to believe that the act or omission was unlawful.

              (2)  (i)  Indemnification may be against
         judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                   (ii)  However, if the proceeding was one
         by or in the right of the corporation,
         indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

              (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                   (ii)  The termination of any proceeding
         by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

              (c)  A director may not be indemnified under
         subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

              (d)  Unless limited by the charter:

              (1)  A director who has been successful, on
         the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

              (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

              (i)  If it determines a director is entitled
         to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

              (ii)  If it determines that the director is
         fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

              (3)  A court of appropriate jurisdiction may
         be the same court in which the proceeding involving the director's liability took place.

              (e)(1)  Indemnification under subsection (b)
         of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

              (2)  Such determination shall be made:

              (i)  By the board of directors by a majority
         vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

              (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

              (iii)     By the stockholders.

              (3)  Authorization of indemnification and
         determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible.
         However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

              (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

              (f)(1)  Reasonable expenses incurred by a
         director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

              (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

              (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

              (2)  The undertaking required by subparagraph
         (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

              (3)  Payments under this subsection shall be
         made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

              (g)  The indemnification and advancement of
         expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

              (h)  This section does not limit the
         corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

              (i)  For purposes of this section:

              (1)  The corporation shall be deemed to have
         requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

              (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

              (3)  Action taken or omitted by the director
         with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

              (j)  Unless limited by the charter:

              (1)  An officer of the corporation shall be
         indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

              (2)  A corporation may indemnify and advance
         expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

              (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

              (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

              (2)  A corporation may provide similar
         protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

              (3)  The insurance or similar protection may
         be provided by a subsidiary or an affiliate of the corporation.

              (l)  Any indemnification of, or advance of
         expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

                   Articles EIGHTH and NINTH of the
         Registrant's Articles of Incorporation provide as follows:

EIGHTH: (a) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

NINTH: A director or officer of the Corporation, in his capacity as such director or officer, shall not be personally liable to the Corporation or its stockholders for monetary damages except for liability (i) to extent that it is proved that the person actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's actions, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; provided that nothing herein shall protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. If the Maryland General Corporation Law is amended to authorize corporate action further eliminating or limiting the personal liability of directors or officers, then the liability of the director or officer of the Corporation shall be eliminated to the fullest extent permitted by the Maryland General Corporation Law, as so amended. Any repeal or modification of this Article NINTH by the stockholders of the Corporation shall not adversely affect any right or protection of a director or officer of the Corporation existing at the time of such repeal or modification based on events or omissions prior thereto.

         The Advisory Agreement between the Registrant and
Alliance Capital Management L.P. provides that Alliance
Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital
Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

         The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as

Exhibits (a)(1), (d) and (e)(1), respectively, in response to Item 23 and each of which are incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI
Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management
L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment
         Adviser.

              The descriptions of Alliance Capital
         Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B,
         respectively, of this Registration Statement are incorporated by reference herein.

              The information as to the directors and
         executive officers of Alliance Capital Management
         Corporation, the general partner of Alliance

         Capital Management L.P., set forth in Alliance
         Capital Management L.P.'s Form ADV filed with the
         Securities and Exchange Commission on April 21,
         1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 27. Principal Underwriters

     (a) Alliance Fund Distributors, Inc., the Registrant's
         Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund
         Distributors, Inc. also acts as Principal
         Underwriter or Distributor for the following investment companies:

     AFD Exchange Reserves
     Alliance All-Asia Investment Fund, Inc.
     Alliance Balanced Shares, Inc.
     Alliance Bond Fund, Inc.
     Alliance Capital Reserves
     Alliance Disciplined Value Fund, Inc.
     Alliance Global Dollar Government Fund, Inc.
     Alliance Global Small Cap Fund, Inc.
     Alliance Global Strategic Income Trust, Inc.
     Alliance Government Reserves
     Alliance Greater China '97 Fund, Inc.
     Alliance Growth and Income Fund, Inc.
     Alliance Health Care Fund, Inc.
     Alliance High Yield Fund, Inc.
     Alliance Institutional Funds, Inc.
     Alliance Institutional Reserves, Inc.
     Alliance International Fund
     Alliance International Premier Growth Fund, Inc.
     Alliance Limited Maturity Government Fund, Inc.
     Alliance Money Market Fund
     Alliance Mortgage Securities Income Fund, Inc.
     Alliance Multi-Market Strategy Trust, Inc.
     Alliance Municipal Income Fund, Inc.
     Alliance Municipal Income Fund II
     Alliance Municipal Trust
     Alliance New Europe Fund, Inc.
     Alliance North American Government Income Trust, Inc.
     Alliance Premier Growth Fund, Inc.
     Alliance Quasar Fund, Inc.
     Alliance Real Estate Investment Fund, Inc.
     Alliance Select Investor Series, Inc.
     Alliance Technology Fund, Inc.
     Alliance Utility Income Fund, Inc.
     Alliance Variable Products Series Fund, Inc.
     Alliance Worldwide Privatization Fund, Inc.
     The Alliance Fund, Inc.

     The Alliance Portfolios

     (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                            POSITIONS AND           POSITIONS AND
                            OFFICES WITH            OFFICES WITH
    NAME                    UNDERWRITER             REGISTRANT

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,  Secretary
                            General Counsel and
                            Secretary

Richard A. Davies           Senior Vice President
                            and Managing Director

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Benji A. Baer               Senior Vice President

Karen J. Bullot             Senior Vice President

John R. Carl                Senior Vice President

James S. Comforti           Senior Vice President

James L. Cronin             Senior Vice President

Daniel J. Dart              Senior Vice President

Byron M. Davis              Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Andrew L. Gangolf           Senior Vice President   Assistant
                            and Assistant General   Secretary
                            Counsel

Bradley F. Hanson           Senior Vice President

George H. Keith             Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Daniel D. McGinley          Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Domenick Pugliese           Senior Vice President   Assistant
                            and Assistant General   Secretary
                            Counsel

Kevin A. Rowell             Senior Vice President

John P. Schmidt             Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Scott C.Sipple              Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

William C. White            Senior Vice President

Nicholas K. Willett         Senior Vice President

Richard A. Winge            Senior Vice President

Emilie D. Wrapp             Senior Vice President and

                            Assistant General Counsel

Gerard J. Friscia           Vice President and
                            Controller

Ricardo Arreola             Vice President

Kenneth F. Barkoff          Vice President

Charles M. Barrett          Vice President

Gregory P. Best             Vice President

Casimir F. Bolanowski       Vice President

Dale E. Boyd                Vice President

Robert F. Brendli           Vice President

Christopher L. Butts        Vice President

Thomas C. Callahan          Vice President

Kevin T. Cannon             Vice President

Doris T. Ciliberti          Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

Russell R. Corby            Vice President

John W. Cronin              Vice President

William J. Crouch           Vice President

Robert J. Cruz              Vice President

Richard W. Dabney           Vice President

Richard P. Dyson            Vice President

John C. Endahl              Vice President

John E. English             Vice President

Sohaila S. Farsheed         Vice President

Daniel J. Frank             Vice President

Shawn C. Gage               Vice President

Joseph C. Gallagher         Vice President

Michael J. Germain          Vice President

Mark D. Gersten             Vice President          Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

Hyman Glasman               Vice President

John Grambone               Vice President

Charles M. Greenberg        Vice President

Alan Halfenger              Vice President

William B. Hanigan          Vice President

Michael S. Hart             Vice President

Scott F. Heyer              Vice President

Timothy A. Hill             Vice President

Brian R. Hoegee             Vice President

George R. Hrabovsky         Vice President

Valerie J. Hugo             Vice President

Michael J. Hutten           Vice President

Scott Hutton                Vice President

Oscar J. Isoba              Vice President

Richard D. Keppler          Vice President

Richard D. Kozlowski        Vice President

Daniel W. Krause            Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Henry Michael Lesmeister    Vice President

Eric L. Levinson            Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Michael F. Mahoney          Vice President

Kathryn Austin Masters      Vice President

Shawn P. McClain            Vice President

David L. McGuire            Vice President

Jeffrey P. Mellas           Vice President

Michael V. Miller           Vice President

Thomas F. Monnerat          Vice President

Timothy S. Mulloy           Vice President

Joanna D. Murray            Vice President

Michael F. Nash, Jr.        Vice President

Timothy H. Nasworthy        Vice President

Nicole Nolan-Koester        Vice President

Daniel A. Notto             Vice President

Peter J. O'Brien            Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

Daniel P. O'Donnell         Vice President

Richard J. Olszewski        Vice President

Jeffrey R. Petersen         Vice President

Catherine N. Peterson       Vice President

Joanne M. Philpott          Vice President

James J. Posch              Vice President

Bruce W. Reitz              Vice President

Jeffrey B. Rood             Vice President

Karen C. Satterberg         Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Jeffrey C. Smith            Vice President

David A. Salon              Vice President

John M. Sorrell             Vice President

Scott C. Sipple             Vice President

Martine H. Stansbery, Jr.   Vice President

Eileen Stauber              Vice President

Michael J. Tobin            Vice President

Joseph T. Tocyloski         Vice President

Benjamin H. Travers         Vice President

David R. Turnbough          Vice President

Andrew B. Vaughey           Vice President

Wayne W. Wagner             Vice President

Patrick E. Walsh            Vice President

Mark E. Westmoreland        Vice President

Paul C. Wharf               Vice President

Stephen P. Wood             Vice President

Michael W. Alexander        Assistant Vice
                            President

Richard J. Appaluccio       Assistant Vice
                            President

Paul G. Bishop              Assistant Vice
                            President

Mark S. Burns               Assistant Vice
                            President

John M. Capeci              Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

John P. Chase               Assistant Vice
                            President

Judith A. Chin              Assistant Vice
                            President

Joyce Ciprian               Assistant Vice
                            President

William P. Condon           Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Terri J. Daly               Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Faith C. Deutsch            Assistant Vice
                            President

Timothy J. Donegan          Assistant Vice
                            President

Adam E. Engelhardt          Assistant Vice
                            President

Michele Grossman            Assistant Vice
                            President

Arthur F. Hoyt, Jr.         Assistant Vice
                            President

David A. Hunt               Assistant Vice
                            President

Theresa Iosca               Assistant Vice
                            President

Erik A. Jorgensen           Assistant Vice
                            President

Eric G. Kalender            Assistant Vice
                            President

Elizabeth E. Keefe          Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Victor Kopelakis            Assistant Vice
                            President

Alexandra C. Landau         Assistant Vice
                            President

Laurel E. Lindner           Assistant Vice
                            President

Evamarie C. Lombardo        Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Charles B. Nanick           Assistant Vice
                            President

Alex E. Pady                Assistant Vice
                            President

Raymond E. Parker           Assistant Vice
                            President

Wandra M. Perry-Hartsfield  Assistant Vice
                            President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Brendan J. Reynolds         Assistant Vice
                            President

James A. Rie                Assistant Vice
                            President

Lauryn A. Rivello           Assistant Vice
                            President

Nancy D. Testa              Assistant Vice
                            President
Margaret M. Tompkins        Assistant Vice
                            President

Marie R. Vogel              Assistant Vice
                            President

Nina C. Wilkinson           Assistant Vice
                            President

Wesley S. Williams          Assistant Vice
                            President

Matthew Witschel            Assistant Vice
                            President

Mark R. Manley              Assistant Secretary

         (c)       Not applicable.

ITEM 28. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         Subject to the terms and conditions of Section
15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the

Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                         SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of August, 2000.

                   ALLIANCE INSTITUTIONAL RESERVES, INC.

                   By   /s/  John D. Carifa
                        ___________________________
                             John D. Carifa
                             Chairman


         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title          Date

1)  Principal
    Executive Officer

    /s/  John D. Carifa      Chairman       August 29, 2000
    _____________________
         John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/  Mark D. Gersten     Treasurer      August 29, 2000
    _____________________    and Chief
         Mark D. Gersten     Financial
         Officer

    All of the Directors:
    ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester

    Clifford L. Michel
    Donald J. Robinson

By: /s/ Edmund P. Bergan, Jr.               August 29, 2000
    _______________________
    (Attorney-in-Fact)

                     Index to Exhibits

(i)(2)   Consent of Seward & Kissel LLP
(j)(1)   Consent of Independent Auditors
(j)(2)   Consent of Independent Accountants















































                           C-27
00250072.AY7